JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 30.2%
Aerospace & Defense — 0.5%
Boeing Co. (The)
1.43%, 2/4/2024	20,280	20,353
4.88%, 5/1/2025	23,410	26,299
Leidos, Inc. 2.95%, 5/15/2023(a)	4,150	4,322

		50,974

Auto Components — 0.0%(b)
Toyota Industries Corp. (Japan) 3.11%, 3/12/2022(a)	4,050	4,132

Automobiles — 1.9%
BMW US Capital LLC (Germany)
1.85%, 9/15/2021(a)	1,826	1,832
3.80%, 4/6/2023(a)	16,490	17,507
Daimler Finance North America LLC (Germany)
2.85%, 1/6/2022(a)	1,178	1,196
3.40%, 2/22/2022(a)	5,000	5,110
0.75%, 3/1/2024(a)	20,000	20,045
2.70%, 6/14/2024(a)	6,150	6,492
General Motors Co. 6.13%, 10/1/2025	18,140	21,564
Hyundai Capital America
3.95%, 2/1/2022(a)	1,500	1,534
3.00%, 6/20/2022(a)	1,445	1,481
2.85%, 11/1/2022(a)	7,987	8,234
2.38%, 2/10/2023(a)	7,302	7,505
5.75%, 4/6/2023(a)	7,500	8,183
1.80%, 10/15/2025(a)	8,440	8,543
1.30%, 1/8/2026(a)	5,075	5,027
3.00%, 2/10/2027(a)	5,806	6,144
Nissan Motor Co. Ltd. (Japan) 3.52%, 9/17/2025(a)	21,920	23,402
Volkswagen Group of America Finance LLC (Germany)
4.00%, 11/12/2021(a)	2,700	2,745
2.90%, 5/13/2022(a)	13,965	14,300
3.13%, 5/12/2023(a)	2,359	2,482
4.25%, 11/13/2023(a)	7,520	8,169

		171,495

Banks — 12.2%
ABN AMRO Bank NV (Netherlands) 3.40%, 8/27/2021(a)	3,700	3,728
AIB Group plc (Ireland)
4.75%, 10/12/2023(a)	11,415	12,455
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025(a)(c)	14,465	15,738
ANZ New Zealand Int’l Ltd. (New Zealand) 2.88%, 1/25/2022(a)	3,000	3,050
Australia & New Zealand Banking Group Ltd. (Australia) 4.50%, 3/19/2024(a)	1,000	1,100
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	21,200	21,368
Banco Santander SA (Spain)
2.71%, 6/27/2024	15,000	15,881
2.75%, 5/28/2025	4,400	4,664
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(c)	5,370	5,467
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(c)	5,450	5,671
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024(c)	13,480	14,432
(SOFR + 0.69%), 0.70%, 4/22/2025(c)	23,670	23,869
(SOFR + 0.91%), 0.98%, 9/25/2025(c)	15,110	15,198
(SOFR + 1.15%), 1.32%, 6/19/2026(c)	14,105	14,208
Bank of New Zealand (New Zealand) 2.00%, 2/21/2025(a)	7,750	8,036
Bank of Nova Scotia (The) (Canada)
2.00%, 11/15/2022	14,818	15,204
1.95%, 2/1/2023	2,285	2,348
Banque Federative du Credit Mutuel SA (France)
2.70%, 7/20/2022(a)	6,000	6,160
2.13%, 11/21/2022(a)	11,835	12,142
3.75%, 7/20/2023(a)	1,480	1,583
Barclays Bank plc (United Kingdom)
10.18%, 6/12/2021(a)	2,080	2,086
1.70%, 5/12/2022	7,470	7,567
Barclays plc (United Kingdom)
3.68%, 1/10/2023	2,835	2,891
(ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(c)	7,355	7,571
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024(c)	14,600	14,679
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025(c)	12,500	13,559
BBVA USA 2.88%, 6/29/2022	3,824	3,923
BNP Paribas SA (France)
3.50%, 3/1/2023(a)	2,100	2,211
3.80%, 1/10/2024(a)	14,267	15,411
3.38%, 1/9/2025(a)	8,424	9,098

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.38%, 9/28/2025(a)	4,883	5,440
(SOFR + 1.00%), 1.32%, 1/13/2027(a)(c)	8,200	8,116
BNZ International Funding Ltd. (New Zealand) 2.90%, 2/21/2022(a)	5,410	5,516
Canadian Imperial Bank of Commerce (Canada)
0.95%, 6/23/2023	4,480	4,530
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(c)	2,500	2,562
3.10%, 4/2/2024	4,805	5,140
Citigroup, Inc.
2.70%, 10/27/2022	2,500	2,580
(SOFR + 0.87%), 2.31%, 11/4/2022(c)	3,960	3,994
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	13,924	14,176
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)	6,966	7,170
(SOFR + 0.69%), 0.78%, 10/30/2024(c)	12,175	12,235
(SOFR + 2.84%), 3.11%, 4/8/2026(c)	8,525	9,149
(SOFR + 0.77%), 1.12%, 1/28/2027(c)	13,725	13,572
Citizens Financial Group, Inc. 2.38%, 7/28/2021	1,620	1,623
Cooperatieve Rabobank UA (Netherlands)
2.75%, 1/10/2022	500	508
3.88%, 2/8/2022	2,000	2,051
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026(a)(c)	10,550	10,456
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.11%, 2/24/2027(a)(c)	16,355	16,174
Credit Agricole SA (France)
3.38%, 1/10/2022(a)	5,000	5,093
3.75%, 4/24/2023(a)	8,885	9,457
4.38%, 3/17/2025(a)	13,670	15,068
(SOFR + 1.68%), 1.91%, 6/16/2026(a)(c)	12,090	12,378
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	3,000	3,129
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023(a)(c)	18,115	18,209
Discover Bank 3.20%, 8/9/2021	3,000	3,009
DNB Bank ASA (Norway)
2.15%, 12/2/2022(a)	14,706	15,131
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026(a)(c)	14,945	14,863
Federation des Caisses Desjardins du Quebec (Canada) 2.05%, 2/10/2025(a)	4,430	4,590
Fifth Third Bancorp
3.50%, 3/15/2022	1,000	1,023
2.60%, 6/15/2022	6,850	7,002
2.38%, 1/28/2025	3,196	3,361
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023(c)	5,218	5,338
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023(c)	6,364	6,613
(SOFR + 0.71%), 0.98%, 5/24/2025(c)	7,325	7,356
(SOFR + 1.54%), 1.64%, 4/18/2026(c)	15,272	15,521
HSBC USA, Inc. 9.30%, 6/1/2021	1,400	1,400
ING Groep NV (Netherlands) 4.10%, 10/2/2023	16,770	18,165
KeyBank NA 2.50%, 11/22/2021	750	758
Lloyds Bank plc (United Kingdom) 2.25%, 8/14/2022	600	614
Lloyds Banking Group plc (United Kingdom)
3.00%, 1/11/2022	1,200	1,220
(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023(c)	17,350	17,691
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023(c)	6,845	6,909
4.05%, 8/16/2023	15,000	16,161
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024(c)	14,735	14,782

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025(c)	5,850	6,375
4.58%, 12/10/2025	5,977	6,744
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.54%, 7/26/2021	1,600	1,608
3.22%, 3/7/2022	1,400	1,432
2.62%, 7/18/2022	800	821
2.67%, 7/25/2022	3,535	3,631
3.76%, 7/26/2023	4,272	4,578
3.41%, 3/7/2024	2,970	3,197
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024(c)	8,340	8,389
2.19%, 2/25/2025	13,695	14,304
1.41%, 7/17/2025	5,310	5,383
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	4,290	4,379
2.60%, 9/11/2022	536	552
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(c)	5,022	5,160
(SOFR + 1.25%), 1.24%, 7/10/2024(c)	21,195	21,513
(SOFR + 0.87%), 0.85%, 9/8/2024(c)	6,315	6,351
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027(c)	18,070	17,832
National Bank of Canada (Canada)
2.15%, 10/7/2022(a)	3,890	3,986
2.10%, 2/1/2023	5,755	5,915
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.90%, 8/15/2023(c)	3,750	3,775
Natwest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(c)	14,560	14,986
3.88%, 9/12/2023	7,780	8,353
NatWest Markets plc (United Kingdom)
3.63%, 9/29/2022(a)	15,000	15,656
2.38%, 5/21/2023(a)	6,015	6,245
0.80%, 8/12/2024(a)	12,455	12,471
Nordea Bank Abp (Finland)
4.25%, 9/21/2022(a)	870	913
1.00%, 6/9/2023(a)	3,120	3,160
3.75%, 8/30/2023(a)	1,115	1,194
Santander UK Group Holdings plc (United Kingdom)
2.88%, 8/5/2021	5,100	5,123
3.57%, 1/10/2023	10,000	10,184
(SOFR + 0.79%), 1.09%, 3/15/2025(c)	15,360	15,464
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026(c)	5,660	5,689
Santander UK plc (United Kingdom) 2.10%, 1/13/2023	13,215	13,592
Skandinaviska Enskilda Banken AB (Sweden)
2.80%, 3/11/2022	1,700	1,736
3.05%, 3/25/2022(a)	1,600	1,635
Societe Generale SA (France)
3.25%, 1/12/2022(a)	1,905	1,939
4.25%, 9/14/2023(a)	2,850	3,080
5.00%, 1/17/2024(a)	14,000	15,309
3.88%, 3/28/2024(a)	9,650	10,445
2.63%, 10/16/2024(a)	4,570	4,804
2.63%, 1/22/2025(a)	3,500	3,670
4.25%, 4/14/2025(a)	9,350	10,201
1.38%, 7/8/2025(a)	9,555	9,612
4.25%, 8/19/2026(a)	7,000	7,712
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022(a)(c)	15,615	15,714
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(a)(c)	15,645	16,015
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024(a)(c)	7,585	7,995
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025(a)(c)	15,560	15,547
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.44%, 10/19/2021	900	908
2.85%, 1/11/2022	1,890	1,921
2.78%, 7/12/2022	3,010	3,094
1.47%, 7/8/2025	20,905	21,215
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.80%, 9/12/2023(a)	8,300	8,349
0.85%, 3/25/2024(a)	25,935	26,050
Svenska Handelsbanken AB (Sweden) 0.63%, 6/30/2023(a)	3,350	3,370
Truist Bank
2.80%, 5/17/2022	1,500	1,534

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022(c)	1,610	1,619
Truist Financial Corp. 3.05%, 6/20/2022	8,275	8,504
UniCredit SpA (Italy)
3.75%, 4/12/2022(a)	15,000	15,399
7.83%, 12/4/2023(a)	10,000	11,585
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026(a)(c)	2,120	2,153
Wells Fargo & Co.
2.10%, 7/26/2021	8,248	8,272
(SOFR + 1.60%), 1.65%, 6/2/2024(c)	31,246	32,026
(SOFR + 1.09%), 2.41%, 10/30/2025(c)	600	631
(SOFR + 2.00%), 2.19%, 4/30/2026(c)	4,065	4,239
Wells Fargo Bank NA 3.63%, 10/22/2021	3,300	3,335

		1,149,704

Beverages — 0.2%
Coca-Cola Europacific Partners plc (United Kingdom) 3.25%, 8/19/2021	350	350
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	1,735	1,840
0.75%, 3/15/2024	16,475	16,505

		18,695

Biotechnology — 0.6%
AbbVie, Inc.
5.00%, 12/15/2021	420	426
2.30%, 11/21/2022	19,695	20,264
2.60%, 11/21/2024	5,500	5,826
Gilead Sciences, Inc.
4.40%, 12/1/2021	5,015	5,066
0.75%, 9/29/2023	22,895	22,922

		54,504

Capital Markets — 3.5%
Ameriprise Financial, Inc.
3.00%, 3/22/2022	1,035	1,058
3.00%, 4/2/2025	4,755	5,104
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023(a)	24,956	25,403
3.80%, 6/9/2023	5,550	5,895
(SOFR + 1.56%), 2.59%, 9/11/2025(a)(c)	10,000	10,453
(SOFR + 0.98%), 1.31%, 2/2/2027(a)(c)	13,115	12,842
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024(c)	13,255	13,633
(SOFR + 1.87%), 2.13%, 11/24/2026(c)	13,700	13,933
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/2021	7,063	7,118
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(c)	18,799	18,994
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(c)	6,825	6,999
(SOFR + 0.57%), 0.67%, 3/8/2024(c)	51,280	51,425
3.50%, 4/1/2025	8,685	9,469
(SOFR + 0.79%), 1.09%, 12/9/2026(c)	13,850	13,703
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(c)	2,000	2,078
(SOFR + 1.07%), 1.34%, 1/12/2027(a)(c)	15,754	15,605
Morgan Stanley
3.13%, 1/23/2023	10,319	10,795
3.75%, 2/25/2023	4,362	4,619
(SOFR + 0.46%), 0.53%, 1/25/2024(c)	40,595	40,683
4.00%, 7/23/2025	3,205	3,583
(SOFR + 1.99%), 2.19%, 4/28/2026(c)	4,805	5,025
Nomura Holdings, Inc. (Japan) 1.85%, 7/16/2025	8,625	8,773
State Street Corp. (SOFR + 2.69%), 2.82%, 3/30/2023(c)	5,355	5,470
UBS AG (Switzerland) 1.75%, 4/21/2022(a)	8,310	8,415
UBS Group AG (Switzerland)
2.65%, 2/1/2022(a)	3,626	3,685
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024(a)(c)	8,160	8,232
4.13%, 9/24/2025(a)	10,350	11,609

		324,601

Chemicals — 0.1%
International Flavors & Fragrances, Inc. 1.23%, 10/1/2025(a)	6,020	6,002

Consumer Finance — 2.0%
AerCap Ireland Capital DAC (Ireland)
3.95%, 2/1/2022	1,105	1,126
3.30%, 1/23/2023	3,500	3,634
3.15%, 2/15/2024	12,885	13,519
6.50%, 7/15/2025	9,165	10,737

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
1.75%, 1/30/2026	8,260	8,134
American Honda Finance Corp.
2.05%, 1/10/2023	4,674	4,807
0.88%, 7/7/2023	9,380	9,486
0.65%, 9/8/2023	17,155	17,282
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022(a)	4,330	4,436
5.13%, 10/1/2023(a)	7,787	8,401
5.25%, 5/15/2024(a)	3,675	4,035
5.50%, 1/15/2026(a)	9,900	11,125
Capital One Financial Corp.
3.05%, 3/9/2022	5,340	5,443
2.60%, 5/11/2023	6,365	6,626
Caterpillar Financial Services Corp.
1.93%, 10/1/2021	1,952	1,964
2.95%, 2/26/2022	7,135	7,284
General Motors Financial Co., Inc.
1.05%, 3/8/2024	6,435	6,477
1.25%, 1/8/2026	10,505	10,426
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022(a)	9,172	9,643
4.50%, 3/15/2023(a)	3,024	3,173
5.50%, 2/15/2024(a)	10,800	11,870
Toyota Motor Credit Corp.
1.15%, 5/26/2022	14,550	14,694
2.90%, 3/30/2023	8,880	9,308

		183,630

Diversified Financial Services — 0.4%
AIG Global Funding
3.35%, 6/25/2021(a)	1,685	1,689
2.70%, 12/15/2021(a)	1,700	1,720
0.90%, 9/22/2025(a)	9,160	9,069
CK Hutchison International 17 Ltd. (United Kingdom) 2.88%, 4/5/2022(a)	1,200	1,223
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024(a)	21,754	22,050
Mitsubishi HC Capital, Inc. (Japan)
3.41%, 2/28/2022(a)	685	698
3.96%, 9/19/2023(a)	1,000	1,079

		37,528

Diversified Telecommunication Services — 0.1%
AT&T, Inc. (SOFR + 0.64%), 0.65%, 3/25/2024(c)	10,945	10,969

Electric Utilities — 1.6%
Alliant Energy Finance LLC 1.40%, 3/15/2026(a)	4,640	4,583
Edison International 2.95%, 3/15/2023	7,680	7,947
Emera US Finance LP (Canada) 2.70%, 6/15/2021	1,930	1,931
Enel Finance International NV (Italy) 2.88%, 5/25/2022(a)	3,100	3,175
Entergy Corp. 0.90%, 9/15/2025	2,915	2,877
Exelon Corp. 3.50%, 6/1/2022	850	874
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.38%), 0.56%, 7/28/2023(c)	10,040	10,041
NextEra Energy Capital Holdings, Inc.
2.90%, 4/1/2022	860	879
(ICE LIBOR USD 3 Month + 0.27%), 0.42%, 2/22/2023(c)	12,995	12,998
0.65%, 3/1/2023	31,485	31,672
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.53%, 11/15/2021(c)	14,500	14,534
1.37%, 3/10/2023	24,650	24,671
Southern California Edison Co.
1.85%, 2/1/2022	237	238
(SOFR + 0.83%), 0.84%, 4/1/2024(c)	18,425	18,513
Vistra Operations Co. LLC 3.55%, 7/15/2024(a)	12,000	12,615

		147,548

Energy Equipment & Services — 0.0%(b)
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	1,190	1,234

Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.
2.25%, 1/15/2022	1,000	1,012
3.00%, 6/15/2023	3,140	3,296
Public Storage (SOFR + 0.47%), 0.48%, 4/23/2024(c)	12,850	12,861
WEA Finance LLC (France) 3.15%, 4/5/2022(a)	10,000	10,170

		27,339

Food & Staples Retailing — 0.2%
7-Eleven, Inc.
0.63%, 2/10/2023(a)	6,640	6,648
0.80%, 2/10/2024(a)	15,035	15,021

		21,669

Food Products — 0.1%
Cargill, Inc.
3.25%, 11/15/2021(a)	2,775	2,813
1.38%, 7/23/2023(a)	4,420	4,512
McCormick & Co., Inc. 3.50%, 9/1/2023	1,000	1,059

		8,384

Gas Utilities — 0.6%
Atmos Energy Corp. 0.63%, 3/9/2023	6,975	6,982

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	22,550	22,569
ONE Gas, Inc. (ICE LIBOR USD 3 Month + 0.61%), 0.79%, 3/11/2023(c)	12,806	12,813
Southern California Gas Co. (ICE LIBOR USD 3 Month + 0.35%), 0.53%, 9/14/2023(c)	12,565	12,567
Southern Natural Gas Co. LLC 0.63%, 4/28/2023(a)	6,210	6,206

		61,137

Health Care Providers & Services — 0.2%
AmerisourceBergen Corp. 0.74%, 3/15/2023	9,460	9,493
Cigna Corp.
3.75%, 7/15/2023	720	769
0.61%, 3/15/2024	11,705	11,719
CVS Health Corp. 3.70%, 3/9/2023	1,189	1,257

		23,238

Household Products — 0.0%(b)
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)	800	816

Independent Power and Renewable Electricity Producers — 0.4%
Alexander Funding Trust 1.84%, 11/15/2023(a)	32,710	33,208
Exelon Generation Co. LLC
3.40%, 3/15/2022	1,798	1,836
3.25%, 6/1/2025	4,675	5,040

		40,084

Insurance — 1.2%
Athene Global Funding
4.00%, 1/25/2022(a)	600	614
3.00%, 7/1/2022(a)	3,863	3,970
1.20%, 10/13/2023(a)	14,000	14,154
0.95%, 1/8/2024(a)	10,315	10,365
2.75%, 6/25/2024(a)	2,970	3,132
Equitable Financial Life Global Funding 1.00%, 1/9/2026(a)	13,395	13,208
Jackson National Life Global Funding
3.30%, 6/11/2021(a)	1,400	1,401
3.30%, 2/1/2022(a)	1,295	1,321
2.50%, 6/27/2022(a)	9,615	9,844
3.25%, 1/30/2024(a)	14,750	15,746
Liberty Mutual Group, Inc.
5.00%, 6/1/2021(a)	800	800
4.95%, 5/1/2022(a)	500	520
Lincoln National Corp. 4.20%, 3/15/2022	600	618
MassMutual Global Funding II 0.85%, 6/9/2023(a)	5,690	5,751
Metropolitan Life Global Funding I
3.38%, 1/11/2022(a)	1,500	1,529
2.40%, 6/17/2022(a)	1,650	1,688
3.00%, 1/10/2023(a)	5,600	5,839
1.95%, 1/13/2023(a)	4,955	5,089
Pricoa Global Funding I 3.45%, 9/1/2023(a)	466	499
Principal Life Global Funding II 0.88%, 1/12/2026(a)	13,190	12,977
Protective Life Global Funding 1.08%, 6/9/2023(a)	2,735	2,773
Reliance Standard Life Global Funding II
2.15%, 1/21/2023(a)	3,770	3,865
3.85%, 9/19/2023(a)	1,388	1,488

		117,191

IT Services — 0.2%
Fidelity National Information Services, Inc. 0.60%, 3/1/2024	20,755	20,755

Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 1.63%, 9/1/2025(a)	9,180	9,268

Multiline Retail — 0.0%(b)
Nordstrom, Inc. 2.30%, 4/8/2024(a)	2,350	2,358

Multi-Utilities — 0.4%
CenterPoint Energy, Inc. (SOFR + 0.65%), 0.66%, 5/13/2024(c)	9,805	9,816
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.71%, 9/15/2023(c)	21,235	21,244
NiSource, Inc. 0.95%, 8/15/2025	7,710	7,669
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	500	501

		39,230

Oil, Gas & Consumable Fuels — 0.5%
BG Energy Capital plc (United Kingdom) 4.00%, 10/15/2021(a)	1,990	2,017
BP Capital Markets America, Inc. 2.94%, 4/6/2023	4,027	4,218
Enbridge Energy Partners LP 4.20%, 9/15/2021	750	751
Enbridge, Inc. (Canada) 2.90%, 7/15/2022	400	410
Gray Oak Pipeline LLC
2.00%, 9/15/2023(a)	9,850	10,054
2.60%, 10/15/2025(a)	12,825	13,214
MPLX LP 1.75%, 3/1/2026	7,525	7,625
Valero Energy Corp. 1.20%, 3/15/2024	10,340	10,458

		48,747

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co.
3.55%, 8/15/2022	5,985	6,227
2.75%, 2/15/2023	1,500	1,560
Royalty Pharma plc 0.75%, 9/2/2023(a)	7,384	7,388
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	8,647	9,078
Utah Acquisition Sub, Inc. 3.15%, 6/15/2021	1,610	1,612

		25,865

Real Estate Management & Development — 0.0%(b)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.13%, 3/20/2022(a)	3,000	3,059

Road & Rail — 0.2%
Penske Truck Leasing Co. LP
3.65%, 7/29/2021(a)	1,000	1,003
1.20%, 11/15/2025(a)	9,600	9,534
Ryder System, Inc. 3.35%, 9/1/2025	2,705	2,945
SMBC Aviation Capital Finance DAC (Ireland) 3.00%, 7/15/2022(a)	6,200	6,340

		19,822

Semiconductors & Semiconductor Equipment — 0.2%
Microchip Technology, Inc. 0.97%, 2/15/2024(a)	21,060	21,099

Specialty Retail — 0.0%(b)
O’Reilly Automotive, Inc. 3.80%, 9/1/2022	725	750

Thrifts & Mortgage Finance — 1.1%
BPCE SA (France)
2.75%, 12/2/2021	500	506
4.00%, 9/12/2023(a)	14,685	15,811
4.63%, 7/11/2024(a)	10,774	11,900
5.15%, 7/21/2024(a)	10,605	11,893
2.38%, 1/14/2025(a)	6,000	6,267
(SOFR + 1.52%), 1.65%, 10/6/2026(a)(c)	10,680	10,757
Nationwide Building Society (United Kingdom)
2.00%, 1/27/2023(a)	5,085	5,229
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(c)	19,655	20,227
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024(a)(c)	6,285	6,629
1.00%, 8/28/2025(a)	8,220	8,149
4.00%, 9/14/2026(a)	5,000	5,555

		102,923

Tobacco — 0.4%
Altria Group, Inc. 2.35%, 5/6/2025	1,645	1,723
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	2,700	2,875
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	4,925	4,915
Philip Morris International, Inc. 2.63%, 2/18/2022	12,340	12,526
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	11,059	12,296

		34,335

Trading Companies & Distributors — 0.7%
Air Lease Corp.
2.25%, 1/15/2023	3,095	3,178
2.75%, 1/15/2023	6,305	6,517
4.25%, 9/15/2024	2,500	2,735
2.88%, 1/15/2026	14,240	14,923
1.88%, 8/15/2026	19,605	19,532
Aviation Capital Group LLC
5.50%, 12/15/2024(a)	4,330	4,881
1.95%, 1/30/2026(a)	13,100	13,015
BOC Aviation Ltd. (Singapore) 2.38%, 9/15/2021(a)	1,900	1,905

		66,686

TOTAL CORPORATE BONDS (Cost $2,824,267)		2,855,771

ASSET-BACKED SECURITIES — 23.3%
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023(a)	2,089	2,102
Affirm Asset Securitization Trust Series 2020-A, Class A, 2.95%, 2/18/2025(a)	10,877	10,981
American Credit Acceptance Receivables Trust
Series 2019-3, Class B, 2.59%, 8/14/2023(a)	481	481
Series 2018-2, Class D, 4.07%, 7/10/2024(a)	1,122	1,144
Series 2020-3, Class B, 1.15%, 8/13/2024(a)	4,250	4,275
Series 2018-3, Class D, 4.14%, 10/15/2024(a)	2,809	2,847
Series 2018-4, Class D, 4.40%, 1/13/2025(a)	11,195	11,503
Series 2021-1, Class B, 0.61%, 3/13/2025(a)	1,750	1,750
Series 2019-2, Class C, 3.17%, 6/12/2025(a)	5,908	5,980
Series 2019-2, Class D, 3.41%, 6/12/2025(a)	13,725	14,182

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-3, Class C, 2.76%, 9/12/2025(a)	6,500	6,576
Series 2019-3, Class D, 2.89%, 9/12/2025(a)	4,907	5,042
Series 2019-3, Class E, 3.80%, 9/12/2025(a)	9,150	9,502
Series 2019-4, Class C, 2.69%, 12/12/2025(a)	5,500	5,581
Series 2020-1, Class C, 2.19%, 3/13/2026(a)	10,120	10,294
Series 2020-2, Class D, 5.65%, 5/13/2026(a)	4,000	4,359
Series 2020-3, Class C, 1.85%, 6/15/2026(a)	12,500	12,743
Series 2020-4, Class C, 1.31%, 12/14/2026(a)	7,320	7,402
Series 2020-4, Class D, 1.77%, 12/14/2026(a)	4,790	4,876
Series 2021-1, Class C, 0.83%, 3/15/2027(a)	3,291	3,298
Series 2021-2, Class C, 0.97%, 7/13/2027(a)	10,749	10,764
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class D, 2.74%, 12/8/2022	1,178	1,179
Series 2018-2, Class A3, 3.15%, 3/20/2023	621	622
Series 2018-2, Class B, 3.45%, 6/18/2024	3,000	3,045
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037(a)	5,682	5,682
Series 2020-SFR3, Class B, 1.81%, 9/17/2037‡(a)	9,780	9,806
Series 2020-SFR5, Class A, 1.38%, 11/17/2037(a)	12,400	12,376
Series 2020-SFR4, Class C, 1.86%, 11/17/2037‡(a)	8,000	7,993
Amur Equipment Finance Receivables IX LLC Series 2021-1A, Class A2, 0.75%, 11/20/2026(a)	15,647	15,665
Amur Equipment Finance Receivables V LLC Series 2018-1A, Class A2, 3.24%, 12/20/2023(a)	224	225
Amur Equipment Finance Receivables VIII LLC Series 2020-1A, Class A2, 1.68%, 8/20/2025(a)	1,820	1,833
Apidos CLO (Cayman Islands)
Series 2015-21A, Class A1R, 1.12%, 7/18/2027(a)(d)	1,737	1,737
Series 2016-24A, Class A1AL, 1.14%, 10/20/2030(a)(d)	12,000	11,997
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040(a)	7,094	7,283
Series 2020-AA, Class A, 1.90%, 7/17/2046(a)	3,360	3,398
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 1.26%, 4/22/2031(a)(d)	6,500	6,498
Avery Point CLO Ltd. (Cayman Islands) Series 2015-6A, Class AR2, 1.08%, 8/5/2027(a)(d)	11,443	11,440
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2016-2A, Class ARR, 1.15%, 1/15/2029(a)(d)	13,858	13,854
Series 2017-1A, Class A1R, 1.13%, 7/20/2030(a)(d)	12,445	12,445
BCC Funding Corp. XVI LLC Series 2019-1A, Class A2, 2.46%, 8/20/2024(a)	4,837	4,904
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 3.08%, 6/25/2043‡(d)	167	172
Benefit Street Partners CLO Ltd. (Cayman Islands)
Series 2013-IIA, Class A1R2, 1.05%, 7/15/2029(a)(d)	11,084	11,081
Series 2013-IIIA, Class A1R2, 1.18%, 7/20/2029(a)(d)	5,202	5,201
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024(a)	1,498	1,553
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035(a)	5,156	5,264
Series 2021-1A, Class A, 2.16%, 4/15/2036(a)	16,463	16,529
Capital Auto Receivables Asset Trust Series 2017-1, Class D, 3.15%, 2/20/2025(a)	3,046	3,057
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands) Series 2015-1A, Class AR3, 1.13%, 7/20/2031(a)(d)	18,666	18,666
CarMax Auto Owner Trust Series 2017-4, Class A3, 2.11%, 10/17/2022	5	5
Carnow Auto Receivables Trust
Series 2019-1A, Class A, 2.72%, 11/15/2022(a)	1,801	1,805
Series 2019-1A, Class B, 2.71%, 4/17/2023(a)	6,250	6,292
Series 2019-1A, Class C, 3.36%, 6/17/2024(a)	1,000	1,016
CarNow Auto Receivables Trust
Series 2020-1A, Class A, 1.76%, 2/15/2023(a)	1,733	1,739
Series 2020-1A, Class C, 3.84%, 9/16/2024(a)	1,900	1,940
Series 2021-1A, Class A, 0.97%, 10/15/2024(a)	5,830	5,835
Carvana Auto Receivables Trust
Series 2019-3A, Class B, 2.51%, 4/15/2024(a)	10,792	10,916

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-4A, Class B, 2.53%, 7/15/2024(a)	8,981	9,133
Series 2020-N1A, Class B, 2.01%, 3/17/2025(a)	10,946	11,109
Series 2020-N1A, Class D, 3.43%, 1/15/2026(a)	10,600	11,089
CIG Auto Receivables Trust Series 2019-1A, Class A, 3.33%, 8/15/2024(a)	234	235
Colony American Finance Ltd. (Cayman Islands) Series 2016-2, Class A, 2.55%, 11/15/2048(a)	288	288
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1, Class B, 3.48%, 12/15/2026‡(a)	3,800	3,910
Consumer Loan Underlying Bond Credit Trust
Series 2019-P1, Class A, 2.94%, 7/15/2026(a)	335	336
Series 2019-P2, Class B, 2.83%, 10/15/2026‡(a)	5,000	5,050
Series 2020-P1, Class A, 2.26%, 3/15/2028(a)	5,260	5,286
Consumer Underlying Bond Securitization Series 2018-1, Class A, 4.79%, 2/17/2026(a)	11,362	11,518
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028(a)	4,480	4,531
CoreVest American Finance Trust
Series 2020-4, Class A, 1.17%, 12/15/2052(a)	3,998	3,972
Series 2021-1, Class A, 1.57%, 4/15/2053(a)	14,404	14,445
Series 2020-3, Class A, 1.36%, 8/15/2053(a)	4,845	4,815
CPS Auto Receivables Trust
Series 2019-B, Class B, 3.09%, 4/17/2023(a)	17	17
Series 2020-A, Class A, 2.09%, 5/15/2023(a)	431	432
Series 2017-C, Class D, 3.79%, 6/15/2023(a)	2,029	2,049
Series 2019-C, Class B, 2.63%, 8/15/2023(a)	1,768	1,773
Series 2019-D, Class B, 2.35%, 11/15/2023(a)	3,664	3,682
Series 2020-A, Class B, 2.36%, 2/15/2024(a)	3,200	3,236
Series 2019-A, Class D, 4.35%, 12/16/2024(a)	6,900	7,182
Series 2019-B, Class D, 3.69%, 3/17/2025(a)	2,000	2,047
Series 2019-D, Class D, 2.72%, 9/15/2025(a)	15,222	15,562
Series 2020-A, Class D, 2.90%, 12/15/2025(a)	1,000	1,032
Series 2020-B, Class C, 3.30%, 4/15/2026(a)	6,289	6,498
Series 2020-B, Class D, 4.75%, 4/15/2026(a)	6,403	6,854
Series 2020-C, Class C, 1.71%, 8/17/2026(a)	4,685	4,770
Series 2021-A, Class C, 0.83%, 9/15/2026(a)	8,000	8,007
Series 2020-C, Class D, 2.41%, 11/16/2026(a)	17,250	17,828
Credit Acceptance Auto Loan Trust
Series 2018-2A, Class B, 3.94%, 7/15/2027(a)	1,959	1,966
Series 2018-3A, Class A, 3.55%, 8/15/2027(a)	93	94
Series 2019-1A, Class A, 3.33%, 2/15/2028(a)	6,108	6,166
Series 2019-1A, Class B, 3.75%, 4/17/2028(a)	8,660	8,945
Series 2019-3A, Class B, 2.86%, 1/16/2029(a)	4,250	4,394
Series 2020-1A, Class A, 2.01%, 2/15/2029(a)	8,835	9,002
Series 2020-2A, Class A, 1.37%, 7/16/2029(a)	15,321	15,530
Series 2020-2A, Class B, 1.93%, 9/17/2029(a)	9,300	9,500
Series 2020-3A, Class A, 1.24%, 10/15/2029(a)	3,000	3,036
Series 2020-3A, Class B, 1.77%, 12/17/2029(a)	7,371	7,508
Series 2021-2A, Class A, 0.96%, 2/15/2030(a)	24,545	24,663
Series 2020-3A, Class C, 2.28%, 2/15/2030(a)	2,330	2,388
Series 2021-2A, Class C, 1.64%, 6/17/2030(a)	2,500	2,513
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027(a)	8,087	8,092
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024(a)	8,701	8,711
Crown Castle Towers LLC 3.72%, 7/15/2023(a)	1,400	1,449
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 0.99%, 10/25/2034(d)	135	133
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051(a)	11,667	11,791
Delta Air Lines Pass-Through Trust Series 2002-1, Class G-1, 6.72%, 1/2/2023	728	741
Diamond Resorts Owner Trust
Series 2019-1A, Class A, 2.89%, 2/20/2032(a)	6,200	6,429
Series 2021-1A, Class A, 1.51%, 11/21/2033(a)	5,260	5,296
Series 2021-1A, Class B, 2.05%, 11/21/2033‡(a)	1,210	1,226

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Drive Auto Receivables Trust
Series 2019-2, Class B, 3.17%, 11/15/2023	84	84
Series 2017-AA, Class D, 4.16%, 5/15/2024(a)	2,938	2,943
Series 2018-2, Class D, 4.14%, 8/15/2024	3,634	3,715
Series 2017-2, Class E, 5.27%, 11/15/2024	7,694	7,874
Series 2018-4, Class D, 4.09%, 1/15/2026	1,625	1,671
Series 2020-1, Class C, 2.36%, 3/16/2026	2,750	2,805
Series 2020-1, Class D, 2.70%, 5/17/2027	13,200	13,635
DT Auto Owner Trust
Series 2019-2A, Class B, 2.99%, 4/17/2023(a)	610	611
Series 2019-3A, Class B, 2.60%, 5/15/2023(a)	940	943
Series 2017-2A, Class E, 6.03%, 1/15/2024(a)	1,094	1,097
Series 2019-4A, Class B, 2.36%, 1/16/2024(a)	1,700	1,712
Series 2018-3A, Class C, 3.79%, 7/15/2024(a)	3,542	3,561
Series 2018-3A, Class D, 4.19%, 7/15/2024(a)	25,048	25,756
Series 2019-1A, Class D, 3.87%, 11/15/2024(a)	8,500	8,787
Series 2017-4A, Class E, 5.15%, 11/15/2024(a)	15,752	15,933
Series 2019-2A, Class D, 3.48%, 2/18/2025(a)	9,325	9,647
Series 2019-3A, Class C, 2.74%, 4/15/2025(a)	6,120	6,207
Series 2019-3A, Class D, 2.96%, 4/15/2025(a)	9,356	9,652
Series 2019-4A, Class C, 2.73%, 7/15/2025(a)	12,900	13,171
Series 2021-1A, Class B, 0.62%, 9/15/2025(a)	1,500	1,501
Series 2020-1A, Class C, 2.29%, 11/17/2025(a)	7,140	7,305
Series 2020-1A, Class D, 2.55%, 11/17/2025(a)	9,660	9,993
Series 2020-2A, Class C, 3.28%, 3/16/2026(a)	11,250	11,758
Series 2020-3A, Class C, 1.47%, 6/15/2026(a)	1,445	1,466
Series 2021-1A, Class C, 0.84%, 10/15/2026(a)	9,210	9,214
Series 2021-2A, Class B, 0.81%, 1/15/2027(a)	1,083	1,086
Series 2021-2A, Class C, 1.10%, 2/16/2027(a)	4,433	4,450
Encina Equipment Finance LLC Series 2021-1A, Class A2, 0.74%, 12/15/2026(a)	8,700	8,703
Exeter Automobile Receivables Trust
Series 2020-1A, Class A, 2.05%, 6/15/2023(a)	227	227
Series 2017-3A, Class C, 3.68%, 7/17/2023(a)	3,298	3,351
Series 2019-3A, Class B, 2.58%, 8/15/2023(a)	1,399	1,402
Series 2018-4A, Class C, 3.97%, 9/15/2023(a)	2,380	2,394
Series 2018-1A, Class D, 3.53%, 11/15/2023(a)	13,532	13,809
Series 2017-1A, Class D, 6.20%, 11/15/2023(a)	2,587	2,622
Series 2019-4A, Class B, 2.30%, 12/15/2023(a)	4,941	4,959
Series 2017-2A, Class D, 6.39%, 2/15/2024(a)	16,000	16,400
Series 2020-1A, Class B, 2.26%, 4/15/2024(a)	3,025	3,045
Series 2019-3A, Class C, 2.79%, 5/15/2024(a)	7,000	7,104
Series 2018-3A, Class E, 5.43%, 8/15/2024(a)	1,000	1,069
Series 2018-4A, Class D, 4.35%, 9/16/2024(a)	6,000	6,209
Series 2019-2A, Class D, 3.71%, 3/17/2025(a)	17,335	17,987
Series 2020-2A, Class C, 3.28%, 5/15/2025(a)	9,700	10,050
Series 2020-3A, Class C, 1.32%, 7/15/2025	3,500	3,542
Series 2019-4A, Class D, 2.58%, 9/15/2025(a)	12,865	13,243
Series 2021-1A, Class C, 0.74%, 1/15/2026	7,500	7,502
Series 2020-2A, Class D, 4.73%, 4/15/2026(a)	5,075	5,465
Series 2021-2A, Class C, 0.98%, 6/15/2026	3,913	3,918
Fair Square Issuance Trust Series 2020-AA, Class A, 2.90%, 9/20/2024(a)	7,050	7,119
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033(a)	10,366	10,382
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027(a)	12,689	12,699
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029(e)	1	1
First Investors Auto Owner Trust
Series 2017-1A, Class E, 5.86%, 11/15/2023(a)	4,360	4,402
Series 2017-3A, Class C, 3.00%, 1/16/2024(a)	1,585	1,598
Series 2019-1A, Class A, 2.89%, 3/15/2024(a)	351	353

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-2A, Class D, 4.28%, 1/15/2025(a)	3,440	3,564
Series 2020-1A, Class C, 2.55%, 2/17/2026(a)	2,000	2,062
Series 2021-1A, Class B, 0.89%, 3/15/2027(a)	2,500	2,509
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 9/17/2025(a)	5,998	6,018
Series 2020-SFR1, Class C, 1.94%, 9/17/2025‡(a)	2,307	2,317
Series 2020-SFR2, Class A, 1.27%, 10/19/2037(a)	6,918	6,912
Flagship Credit Auto Trust
Series 2018-4, Class A, 3.41%, 5/15/2023(a)	163	163
Series 2019-1, Class A, 3.11%, 8/15/2023(a)	792	797
Series 2017-3, Class C, 2.91%, 9/15/2023(a)	2,156	2,169
Series 2017-3, Class D, 3.73%, 9/15/2023(a)	5,500	5,645
Series 2017-4, Class C, 2.92%, 11/15/2023(a)	2,272	2,290
Series 2019-3, Class A, 2.33%, 2/15/2024(a)	1,013	1,021
Series 2018-4, Class C, 4.11%, 10/15/2024(a)	4,500	4,650
Series 2017-4, Class E, 5.02%, 2/17/2025(a)	11,250	11,709
Series 2019-1, Class D, 4.08%, 2/18/2025(a)	3,750	3,941
Series 2019-2, Class C, 3.09%, 5/15/2025(a)	6,494	6,726
Series 2019-3, Class C, 2.74%, 10/15/2025(a)	12,000	12,427
Series 2019-4, Class C, 2.77%, 12/15/2025(a)	13,300	13,809
Series 2020-2, Class D, 5.75%, 4/15/2026(a)	5,000	5,508
Series 2020-3, Class C, 1.73%, 9/15/2026(a)	8,335	8,518
Series 2021-1, Class B, 0.68%, 2/16/2027(a)	7,330	7,317
Series 2021-1, Class C, 0.91%, 3/15/2027(a)	10,600	10,573
Ford Credit Auto Owner Trust Series 2019-C, Class A3, 1.87%, 3/15/2024	460	466
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040(a)	6,516	6,771
Series 2021-1A, Class A, 1.27%, 5/15/2041(a)	24,714	24,771
Foursight Capital Automobile Receivables Trust
Series 2018-1, Class E, 5.56%, 1/16/2024(a)	2,500	2,567
Series 2018-1, Class F, 6.82%, 4/15/2025(a)	6,960	7,179
Series 2018-2, Class F, 6.48%, 6/15/2026(a)	6,855	7,205
FREED ABS Trust
Series 2019-2, Class A, 2.62%, 11/18/2026(a)	704	706
Series 2020-FP1, Class A, 2.52%, 3/18/2027(a)	1,933	1,945
Series 2020-FP1, Class B, 3.06%, 3/18/2027‡(a)	1,759	1,786
Series 2020-2CP, Class B, 5.50%, 6/18/2027‡(a)	3,855	3,980
Series 2020-3FP, Class A, 2.40%, 9/20/2027(a)	407	408
Series 2020-3FP, Class B, 4.18%, 9/20/2027‡(a)	2,000	2,036
Series 2021-1CP, Class A, 0.66%, 3/20/2028(a)	7,861	7,864
Series 2021-2, Class A, 0.68%, 6/19/2028(a)	10,892	10,899
Galaxy CLO Ltd. (Cayman Islands) Series 2015-19A, Class A1RR, 1.13%, 7/24/2030(a)(d)	11,000	10,997
GLS Auto Receivables Issuer Trust
Series 2019-3A, Class A, 2.58%, 7/17/2023(a)	461	463
Series 2019-2A, Class B, 3.32%, 3/15/2024(a)	13,900	14,130
Series 2019-3A, Class B, 2.72%, 6/17/2024(a)	2,000	2,040
Series 2019-4A, Class B, 2.78%, 9/16/2024(a)	3,500	3,578
Series 2019-1A, Class B, 3.65%, 12/16/2024(a)	789	797
Series 2019-1A, Class C, 3.87%, 12/16/2024(a)	14,531	15,051
Series 2019-2A, Class C, 3.54%, 2/18/2025(a)	7,680	8,004
Series 2020-3A, Class C, 1.92%, 5/15/2025(a)	15,235	15,548
Series 2019-3A, Class C, 2.96%, 5/15/2025(a)	13,300	13,639
Series 2020-2A, Class B, 3.16%, 6/16/2025(a)	7,150	7,425
Series 2020-4A, Class C, 1.14%, 11/17/2025(a)	5,445	5,480
Series 2020-2A, Class C, 4.57%, 4/15/2026(a)	5,250	5,646
Series 2020-4A, Class D, 1.64%, 10/15/2026(a)	9,250	9,325
GLS Auto Receivables Trust
Series 2018-2A, Class C, 4.17%, 4/15/2024(a)	1,000	1,025
Series 2017-1A, Class D, 5.50%, 6/17/2024(a)	2,000	2,012
GM Financial Leasing Trust Series 2021-1, Class B, 0.54%, 2/20/2025	2,058	2,059

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GMF Floorplan Owner Revolving Trust Series 2018-4, Class B, 3.68%, 9/15/2023(a)	4,760	4,807
Hilton Grand Vacations Trust Series 2020-AA, Class A, 2.74%, 2/25/2039(a)	530	552
LCM Ltd. (Cayman Islands) Series 24A, Class AR, 1.17%, 3/20/2030(a)(d)	10,288	10,285
Legacy Mortgage Asset Trust Series 2019-GS5, Class A1, 3.20%, 5/25/2059‡(a)(e)	2,169	2,188
Lendingpoint Asset Securitization Trust Series 2019-2, Class B, 3.73%, 11/10/2025‡(a)	1,473	1,476
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028(a)	14,000	14,174
Lendmark Funding Trust Series 2019-1A, Class A, 3.00%, 12/20/2027(a)	6,400	6,552
LL ABS Trust
Series 2019-1A, Class A, 2.87%, 3/15/2027(a)	92	92
Series 2019-1A, Class B, 3.52%, 3/15/2027‡(a)	4,800	4,857
Series 2020-1A, Class A, 2.33%, 1/17/2028(a)	1,607	1,619
LMREC LLC Series 2021-CRE4, Class A, 1.16%, 4/22/2037(a)(d)	16,181	16,180
Longfellow Place CLO Ltd. (Cayman Islands) Series 2013-1A, Class AR3, 1.18%, 4/15/2029(a)(d)	16,000	15,996
LV Tower 52 Issuer Series 2013-1, Class A, 5.75%, 7/15/2019‡(a)	8,200	8,270
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032(a)	7,845	8,060
Series 2020-AA, Class A, 2.19%, 8/21/2034(a)	4,900	4,994
Series 2021-AA, Class A, 1.86%, 3/20/2036(a)	15,923	16,041
Marlette Funding Trust
Series 2019-1A, Class A, 3.44%, 4/16/2029(a)	539	540
Series 2019-2A, Class A, 3.13%, 7/16/2029(a)	148	149
Series 2019-3A, Class A, 2.69%, 9/17/2029(a)	1,718	1,724
Series 2020-1A, Class A, 2.24%, 3/15/2030(a)	484	485
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026(a)	20,882	20,958
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 2.34%, 3/25/2033‡(d)	239	237
MVW LLC Series 2020-1A, Class A, 1.74%, 10/20/2037(a)	3,310	3,383
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2013-14A, Class AR2, 1.21%, 1/28/2030(a)(d)	10,700	10,702
New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053(a)	15,556	15,640
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.15%, 7/25/2030(a)(d)	10,996	10,993
Nissan Auto Lease Trust Series 2020-A, Class A2A, 1.80%, 5/16/2022	952	953
NMEF Funding LLC
Series 2021-A, Class A2, 0.81%, 12/15/2027(a)	14,687	14,697
Series 2021-A, Class B, 1.85%, 12/15/2027‡(a)	5,406	5,411
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026(a)	1,922	1,915
Series 2021-FNT2, Class A, 3.23%, 5/25/2026(a)	20,158	20,169
Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 1.19%, 3/17/2030(a)(d)	14,060	14,064
Octane Receivables Trust
Series 2019-1A, Class A, 3.16%, 9/20/2023(a)	4,389	4,432
Series 2019-1A, Class B, 3.77%, 7/22/2024‡(a)	8,592	8,856
Series 2020-1A, Class A, 1.71%, 2/20/2025(a)	8,058	8,132
Series 2020-1A, Class B, 1.98%, 6/20/2025‡(a)	734	746
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	1,133	1,139
OneMain Financial Issuance Trust
Series 2019-1A, Class A, 3.48%, 2/14/2031(a)	6,523	6,532
Series 2017-1A, Class A1, 2.37%, 9/14/2032(a)	40	40
Oportun Funding LLC Series 2020-1, Class A, 2.20%, 5/15/2024(a)	9,635	9,688
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025(a)	8,950	9,187
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028(a)	8,132	8,155
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027(a)	20,000	20,039

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021-HG1, Class A, 1.22%, 1/16/2029(a)	5,754	5,753
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-1A, Class A1, 1.05%, 4/20/2029(a)(d)	9,762	9,760
Series 2021-2A, Class A1, 0.99%, 5/20/2029(a)(d)	15,000	14,996
Prestige Auto Receivables Trust
Series 2016-2A, Class D, 3.91%, 11/15/2022(a)	1,729	1,731
Series 2017-1A, Class D, 3.61%, 10/16/2023(a)	5,880	5,945
Series 2019-1A, Class B, 2.53%, 1/16/2024(a)	4,000	4,037
Pretium Mortgage Credit Partners I LLC
Series 2020-NPL2, Class A1, 3.72%, 2/27/2060‡(a)(e)	1,577	1,592
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060‡(a)(e)	12,690	12,821
Progress Residential
Series 2021-SFR3, Class B, 1.89%, 5/17/2026‡(a)	667	669
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026‡(a)	1,800	1,809
Progress Residential Trust
Series 2018-SFR3, Class C, 4.18%, 10/17/2035‡(a)	2,000	2,017
Series 2018-SFR3, Class D, 4.43%, 10/17/2035‡(a)	2,500	2,524
PRPM LLC Series 2020-4, Class A1, 2.95%, 10/25/2025‡(a)(e)	11,722	11,791
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030(a)	6,210	6,349
Series 2021-1, Class A, 1.68%, 3/17/2031(a)	14,957	14,996
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030(a)	7,592	7,755
Republic FInance Issuance Trust Series 2019-A, Class A, 3.43%, 11/22/2027(a)	8,900	9,002
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C, 3.71%, 2/17/2026(a)	2,984	3,164
Series 2021-AA, Class C, 1.03%, 11/16/2026(a)	1,500	1,497
Santander Drive Auto Receivables Trust
Series 2018-5, Class C, 3.81%, 12/16/2024	2,059	2,069
Series 2019-3, Class D, 2.68%, 10/15/2025	1,605	1,655
Series 2018-4, Class D, 3.98%, 12/15/2025	3,066	3,171
Series 2020-3, Class C, 1.12%, 1/15/2026	2,365	2,388
Series 2021-2, Class C, 0.90%, 6/15/2026	8,100	8,131
Series 2020-2, Class D, 2.22%, 9/15/2026	6,680	6,883
Series 2021-1, Class D, 1.13%, 11/16/2026	6,000	5,992
Series 2020-3, Class D, 1.64%, 11/16/2026	1,725	1,752
Series 2020-4, Class D, 1.48%, 1/15/2027	14,510	14,677
Santander Retail Auto Lease Trust
Series 2019-B, Class A3, 2.30%, 1/20/2023(a)	7,750	7,832
Series 2019-A, Class C, 3.30%, 5/22/2023(a)	6,000	6,114
Series 2019-A, Class D, 3.66%, 5/20/2024(a)	8,590	8,792
Shackleton CLO Ltd. (Cayman Islands) Series 2017-11A, Class AR, 1.25%, 8/15/2030(a)(d)	10,000	10,006
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A, 3.69%, 9/20/2035(a)	754	790
Series 2019-3A, Class A, 2.34%, 8/20/2036(a)	1,177	1,214
Series 2020-2A, Class A, 1.33%, 7/20/2037(a)	655	660
Series 2020-2A, Class B, 2.32%, 7/20/2037(a)	2,565	2,616
Series 2021-1A, Class A, 0.99%, 11/20/2037(a)	4,057	4,064
Series 2021-1A, Class B, 1.34%, 11/20/2037(a)	2,495	2,507
Series 2021-1A, Class C, 1.79%, 11/20/2037‡(a)	2,218	2,234
Skopos Auto Receivables Trust
Series 2019-1A, Class B, 3.43%, 9/15/2023(a)	8,010	8,062
Series 2019-1A, Class C, 3.63%, 9/16/2024(a)	1,075	1,100
Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026(a)	4,372	4,388
SoFi Consumer Loan Program LLC Series 2017-6, Class B, 3.52%, 11/25/2026‡(a)	2,515	2,545
SoFi Consumer Loan Program Trust Series 2019-1, Class A, 3.24%, 2/25/2028(a)	37	37
Synchrony Credit Card Master Note Trust Series 2017-2, Class A, 2.62%, 10/15/2025	3,839	3,966
Tesla Auto Lease Trust Series 2018-B, Class A, 3.71%, 8/20/2021(a)	358	359
United Auto Credit Securitization Trust
Series 2019-1, Class D, 3.47%, 8/12/2024(a)	8,249	8,312
Series 2020-1, Class C, 2.15%, 2/10/2025(a)	4,400	4,449

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Upstart Securitization Trust
Series 2019-2, Class A, 2.90%, 9/20/2029(a)	971	974
Series 2019-3, Class A, 2.68%, 1/21/2030(a)	3,987	4,014
Series 2019-3, Class B, 3.83%, 1/21/2030‡(a)	4,750	4,866
Series 2020-1, Class A, 2.32%, 4/22/2030(a)	3,135	3,159
Series 2020-3, Class A, 1.70%, 11/20/2030(a)	11,258	11,345
Series 2021-1, Class A, 0.87%, 3/20/2031(a)	14,348	14,370
Series 2021-2, Class A, 0.91%, 6/20/2031(a)	10,909	10,923
US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022(a)	946	954
USASF Receivables LLC
Series 2020-1A, Class A, 2.47%, 8/15/2023(a)	2,131	2,146
Series 2020-1A, Class B, 3.22%, 5/15/2024(a)	7,500	7,653
VCAT LLC Series 2021-NPL1, Class A1, 2.29%, 12/26/2050‡(a)(e)	3,303	3,311
Venture CLO Ltd. (Cayman Islands) Series 2018-33A, Class A1LR, 1.24%, 7/15/2031(a)(d)	16,714	16,710
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026(a)	6,072	6,074
Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023(a)	1,523	1,528
Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A4, 3.15%, 7/22/2024	3,450	3,507
VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050‡(a)(e)	8,706	8,742
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051‡(a)(e)	22,947	22,946
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034(a)	2,173	2,220
Westlake Automobile Receivables Trust
Series 2018-1A, Class D, 3.41%, 5/15/2023(a)	1,242	1,245
Series 2018-1A, Class E, 4.53%, 5/15/2023(a)	5,300	5,350
Series 2018-3A, Class C, 3.61%, 10/16/2023(a)	1,450	1,456
Series 2018-3A, Class D, 4.00%, 10/16/2023(a)	10,530	10,740
Series 2018-3A, Class E, 4.90%, 12/15/2023(a)	8,000	8,324
Series 2018-2A, Class E, 4.86%, 1/16/2024(a)	8,800	9,043
Series 2019-1A, Class D, 3.67%, 3/15/2024(a)	9,000	9,263
Series 2019-2A, Class C, 2.84%, 7/15/2024(a)	8,455	8,591
Series 2019-3A, Class C, 2.49%, 10/15/2024(a)	3,065	3,123
Series 2019-3A, Class D, 2.72%, 11/15/2024(a)	19,850	20,462
Series 2019-2A, Class D, 3.20%, 11/15/2024(a)	5,492	5,678
Series 2020-1A, Class C, 2.52%, 4/15/2025(a)	18,500	19,002
Series 2020-1A, Class D, 2.80%, 6/16/2025(a)	17,575	18,197
Series 2020-2A, Class C, 2.01%, 7/15/2025(a)	2,500	2,552
Series 2020-3A, Class C, 1.24%, 11/17/2025(a)	5,000	5,054
Series 2020-2A, Class D, 2.76%, 1/15/2026(a)	19,100	19,857
Series 2020-3A, Class D, 1.65%, 2/17/2026(a)	5,500	5,593
Series 2021-1A, Class D, 1.23%, 4/15/2026(a)	7,750	7,782
World Financial Network Credit Card Master Trust
Series 2016-A, Class A, 2.03%, 4/15/2025	8,830	8,838
Series 2019-B, Class A, 2.49%, 4/15/2026	13,300	13,621
Series 2019-C, Class A, 2.21%, 7/15/2026	3,090	3,170
World Omni Auto Receivables Trust
Series 2017-B, Class A3, 1.95%, 2/15/2023	245	246
Series 2019-A, Class A3, 3.04%, 5/15/2024	2,249	2,286

TOTAL ASSET-BACKED SECURITIES (Cost $2,192,811)		2,202,570

U.S. TREASURY OBLIGATIONS — 17.7%
U.S. Treasury Notes
1.25%, 10/31/2021	47,315	47,552
1.50%, 10/31/2021	2,265	2,278
2.00%, 10/31/2021	18,500	18,649
1.75%, 11/30/2021	37,000	37,312
2.50%, 1/15/2022	22,115	22,450
0.13%, 5/31/2022	3,710	3,712
0.13%, 6/30/2022	230,725	230,806
0.13%, 7/31/2022	129,325	129,391
1.63%, 8/31/2022	114,025	116,194
1.50%, 9/15/2022	25,500	25,957
0.13%, 10/31/2022	50,000	50,014

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
1.63%, 11/15/2022	45,235		46,228
0.13%, 11/30/2022	99,200		99,227
2.00%, 11/30/2022	50,505		51,929
1.63%, 12/15/2022	2,216		2,267
0.13%, 12/31/2022	152,350		152,374
1.50%, 1/15/2023	37,515		38,350
2.38%, 1/31/2023	337,090		349,679
0.13%, 2/28/2023	38,490		38,488
0.50%, 3/15/2023	33,180		33,396
0.13%, 4/30/2023	46,065		46,051
0.13%, 12/15/2023	115		115
0.38%, 4/15/2024	137,171		137,514

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,675,873)			1,679,933

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.4%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	11		11
Angel Oak Mortgage Trust LLC Series 2020-5, Class A1, 1.37%, 5/25/2065(a)(d)	4,567		4,590
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024(a)(d)	11,384		11,384
Bear Stearns ARM Trust Series 2003-7, Class 3A, 2.19%, 10/25/2033(d)	34		34
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030(a)(d)	5,548		5,553
Series 2021-HB5, Class A, 0.80%, 2/25/2031(a)(d)	10,569		10,564
Series 2021-HB5, Class M2, 1.85%, 2/25/2031‡(a)(d)	2,000		1,996
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2		—	(f)
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	23		23
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A1, 7.00%, 9/25/2033	27		27
Series 2004-UST1, Class A6, 2.50%, 8/25/2034(d)	133		129
COLT Mortgage Loan Trust Series 2019-4, Class A1, 2.58%, 11/25/2049(a)(d)	1,589		1,596
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67		20
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.46%, 4/1/2037(d)	485		210
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060(a)(d)	13,877		13,876
FHLMC - GNMA
Series 31, Class Z, 8.00%, 4/25/2024	46		48
Series 56, Class Z, 7.50%, 9/20/2026	24		27
FHLMC Employees Pension Plan 0.09%, 10/25/2032(d)	8,286		8,220
FHLMC STACR REMIC Trust Series 2021-DNA1, Class M1, 0.66%, 1/25/2051(a)(d)	7,796		7,796
FHLMC Structured Agency Credit Risk Debt Notes Series 2021-DNA2, Class M1, 0.81%, 8/25/2033(a)(d)	6,750		6,755
FHLMC, REMIC
Series 1087, Class I, 8.50%, 6/15/2021	—	(f)	—	(f)
Series 1125, Class Z, 8.25%, 8/15/2021	—	(f)	—	(f)
Series 3925, Class CA, 2.00%, 9/15/2021	49		49
Series 3929, Class DA, 2.00%, 9/15/2021	17		17
Series 3872, Class ND, 2.00%, 12/15/2021	1		1
Series 2418, Class MF, 6.00%, 2/15/2022	12		12
Series 1343, Class LA, 8.00%, 8/15/2022	1		1
Series 1424, Class F, 0.93%, 11/15/2022(d)	—	(f)	—	(f)
Series 1480, Class LZ, 7.50%, 3/15/2023	8		8
Series 3784, Class F, 0.50%, 7/15/2023(d)	340		340
Series 3784, Class S, IF, IO, 6.50%, 7/15/2023(d)	365		17
Series 3229, Class AF, 0.35%, 8/15/2023(d)	200		200
Series 1560, Class Z, 7.00%, 8/15/2023	27		29
Series 2682, Class JG, 4.50%, 10/15/2023	546		564
Series 2686, Class GC, 5.00%, 10/15/2023	656		683
Series 2790, Class TN, 4.00%, 5/15/2024	84		87
Series 1754, Class Z, 8.50%, 9/15/2024	15		16
Series 1779, Class Z, 8.50%, 4/15/2025	48		54
Series 3763, Class NE, 2.50%, 5/15/2025	49		49
Series 4303, Class VA, 3.50%, 5/15/2025	404		425

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2989, Class TG, 5.00%, 6/15/2025	1,244	1,318
Series 2997, Class BC, 5.00%, 6/15/2025	1,561	1,655
Series 3005, Class ED, 5.00%, 7/15/2025	608	645
Series 3826, Class BK, 3.00%, 3/15/2026	527	550
Series 3945, Class CA, 3.00%, 3/15/2026	216	218
Series 3864, Class PG, 3.50%, 5/15/2026	85	90
Series 3887, Class GM, 4.00%, 7/15/2026(e)	103	111
Series 3909, Class HG, 4.00%, 8/15/2026(e)	279	297
Series 3903, Class GB, 4.00%, 8/15/2026	514	538
Series 1888, Class Z, 7.00%, 8/15/2026	57	63
Series 3936, Class AB, 3.00%, 10/15/2026	538	562
Series 3946, Class BU, 3.00%, 10/15/2026	197	206
Series 3996, Class BA, 1.50%, 2/15/2027	197	201
Series 4015, Class GL, 2.25%, 3/15/2027	176	183
Series 4020, Class N, 3.00%, 3/15/2027	92	96
Series 4054, Class AE, 1.50%, 4/15/2027	354	360
Series 4029, Class LY, 3.00%, 4/15/2027	1,000	1,088
Series 4039, Class AB, 1.50%, 5/15/2027	318	327
Series 4039, Class PB, 1.50%, 5/15/2027	872	888
Series 4043, Class PB, 1.50%, 5/15/2027	662	675
Series 4097, Class HJ, 1.50%, 8/15/2027	1,039	1,058
Series 4089, Class AI, IO, 3.00%, 8/15/2027	4,739	256
Series 4103, Class HA, 2.50%, 9/15/2027	283	294
Series 4361, Class CA, 2.50%, 9/15/2027	731	760
Series 4257, Class A, 2.50%, 10/15/2027	510	523
Series 4131, Class BC, 1.25%, 11/15/2027	185	188
Series 4129, Class AP, 1.50%, 11/15/2027	1,088	1,105
Series 4286, Class J, 2.50%, 11/15/2027	525	534
Series 4141, Class BI, IO, 2.50%, 12/15/2027	4,773	262
Series 4304, Class DW, 2.50%, 12/15/2027	1,000	1,063
Series 4251, Class KW, 2.50%, 4/15/2028	1,000	1,045
Series 4207, Class JD, 1.50%, 5/15/2028	286	290
Series 4204, Class EG, 1.75%, 5/15/2028	1,597	1,643
Series 4204, Class HA, 2.50%, 5/15/2028	4,209	4,392
Series 4217, Class UD, 1.75%, 6/15/2028	464	473
Series 4085, Class VB, 3.50%, 9/15/2028	2,148	2,222
Series 2090, Class F, 0.30%, 10/15/2028(d)	124	124
Series 4710, Class HV, 3.50%, 11/15/2028	71	71
Series 4304, Class TD, 2.00%, 12/15/2028	2,307	2,377
Series 3523, Class MX, 4.50%, 4/15/2029	126	138
Series 2995, Class FT, 0.35%, 5/15/2029(d)	155	155
Series 4338, Class TH, 2.25%, 5/15/2029	1,929	1,987
Series 4338, Class GE, 2.50%, 5/15/2029	141	147
Series 4564, Class QA, 3.00%, 7/15/2029	6,645	6,888
Series 3721, Class DG, 2.75%, 9/15/2030	313	327
Series 5065, Class A, 2.00%, 9/25/2030	4,180	4,225
Series 3775, Class DB, 4.00%, 12/15/2030	487	532
Series 3779, Class LB, 4.00%, 12/15/2030	528	579
Series 2303, Class FY, 0.40%, 4/15/2031(d)	199	199
Series 4051, Class MB, 2.00%, 4/15/2031	158	160
Series 2326, Class ZQ, 6.50%, 6/15/2031	186	212
Series 4252, Class MD, 3.00%, 7/15/2031	88	89
Series 2362, Class F, 0.50%, 9/15/2031(d)	112	112
Series 4254, Class TA, 2.50%, 10/15/2031	828	853
Series 2500, Class FD, 0.60%, 3/15/2032(d)	208	209
Series 4318, Class KB, 2.50%, 4/15/2032	360	367
Series 4170, Class QE, 2.00%, 5/15/2032	203	209
Series 4094, Class BF, 0.50%, 8/15/2032(d)	534	534

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2492, Class GH, 6.00%, 8/15/2032	280	327
Series 4120, Class KA, 1.75%, 10/15/2032	901	929
Series 4142, Class PG, 2.00%, 12/15/2032	129	133
Series 2711, Class FC, 1.00%, 2/15/2033(d)	1,285	1,314
Series 2602, Class FH, 0.41%, 4/15/2033(d)	263	263
Series 4206, Class DZ, 3.00%, 5/15/2033	918	958
Series 4423, Class VN, 3.00%, 5/15/2033	1,100	1,166
Series 2617, Class Z, 5.50%, 5/15/2033	4,876	5,620
Series 4283, Class ZL, 3.00%, 8/15/2033	12,488	13,532
Series 2662, Class MT, 4.50%, 8/15/2033	115	126
Series 4620, IO, 5.00%, 9/15/2033	429	71
Series 2686, Class KZ, 4.50%, 10/15/2033	1,410	1,554
Series 2693, Class Z, 5.50%, 10/15/2033	203	233
Series 3005, Class PV, IF, 12.57%, 10/15/2033(d)	6	7
Series 2727, Class PM, 4.50%, 1/15/2034	1,166	1,305
Series 2736, Class PE, 5.00%, 1/15/2034	4,488	5,111
Series 2806, Class FA, 1.10%, 2/15/2034(d)	355	364
Series 4482, Class CA, 3.00%, 4/15/2034	10,249	10,623
Series 2989, Class MU, IF, IO, 6.90%, 7/15/2034(d)	1,670	249
Series 3204, Class ZM, 5.00%, 8/15/2034	709	807
Series 2963, Class ZG, 5.00%, 11/15/2034	658	759
Series 2953, Class MF, 0.40%, 12/15/2034(d)	90	90
Series 2898, Class PG, 5.00%, 12/15/2034	907	1,039
Series 3003, Class LD, 5.00%, 12/15/2034	157	181
Series 2901, Class S, IF, 9.97%, 12/15/2034(d)	374	446
Series 4265, Class FD, 0.50%, 1/15/2035(d)	392	395
Series 2933, Class EM, 5.50%, 1/15/2035	97	108
Series 2929, Class PG, 5.00%, 2/15/2035	117	133
Series 2941, Class Z, 4.50%, 3/15/2035	1,037	1,110
Series 2953, Class PG, 5.50%, 3/15/2035	411	480
Series 2973, Class EB, 5.50%, 4/15/2035	2,570	2,732
Series 2976, Class HZ, 4.50%, 5/15/2035	352	389
Series 2996, Class PB, 5.50%, 5/15/2035	2,159	2,340
Series 3002, Class BN, 5.00%, 7/15/2035	338	385
Series 3013, Class HZ, 5.00%, 8/15/2035	1,116	1,292
Series 3036, Class NE, 5.00%, 9/15/2035	133	152
Series 3101, Class UZ, 6.00%, 1/15/2036	267	314
Series 3174, Class LF, 0.45%, 5/15/2036(d)	317	319
Series 3662, Class ZB, 5.50%, 8/15/2036	205	240
Series 4646, Class JV, 3.50%, 11/15/2036	6,446	6,996
Series 3704, Class DC, 4.00%, 11/15/2036	714	738
Series 3688, Class NB, 4.50%, 11/15/2036	872	980
Series 3855, Class AM, 6.50%, 11/15/2036	2,738	3,154
Series 3249, Class CL, 4.25%, 12/15/2036	2,096	2,282
Series 3258, Class PM, 5.50%, 12/15/2036	580	667
Series 4279, Class JA, 3.00%, 2/15/2037	481	490
Series 3305, Class IW, IF, IO, 6.35%, 4/15/2037(d)	417	42
Series 3318, Class HF, 0.36%, 5/15/2037(d)	495	496
Series 3326, Class FG, 0.45%, 6/15/2037(d)	844	851
Series 3724, Class CM, 5.50%, 6/15/2037	421	483
Series 3351, Class ZC, 5.50%, 7/15/2037	1,641	1,913
Series 3420, Class EI, IO, 1.12%, 8/15/2037(e)	4,763	252
Series 3805, Class PA, 4.50%, 10/15/2037	40	40
Series 3429, Class S, IF, IO, 6.72%, 3/15/2038(d)	697	143
Series 3447, Class DB, 5.00%, 5/15/2038	2,262	2,523
Series 3459, Class MB, 5.00%, 6/15/2038	143	162
Series 3575, Class ZA, 5.00%, 6/15/2038	5,492	6,333
Series 4773, Class VK, 4.00%, 7/15/2038	2,000	2,051
Series 4378, Class BM, 2.50%, 11/15/2038	54	55
Series 4290, Class CA, 3.50%, 12/15/2038	133	134

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 4085, Class FB, 0.50%, 1/15/2039(d)	53	53
Series 3546, Class A, 1.88%, 2/15/2039(d)	626	650
Series 3540, Class A, 5.00%, 5/15/2039	397	433
Series 4428, Class LA, 3.00%, 6/15/2039	1,331	1,390
Series 4346, Class A, 3.50%, 7/15/2039	120	128
Series 4444, Class CD, 3.00%, 8/15/2039	1,073	1,078
Series 3597, Class HM, 4.50%, 8/15/2039	316	339
Series 3569, Class NY, 5.00%, 8/15/2039	756	863
Series 3572, Class JS, IF, IO, 6.70%, 9/15/2039(d)	525	81
Series 3962, Class FB, 0.60%, 10/15/2039(d)	15	15
Series 4212, Class LA, 3.00%, 10/15/2039	945	966
Series 3585, Class KW, 4.50%, 10/15/2039	2,204	2,462
Series 3768, Class MB, 4.00%, 12/15/2039	105	108
Series 3910, Class CT, 4.00%, 12/15/2039	102	104
Series 3609, Class SA, IF, IO, 6.24%, 12/15/2039(d)	2,729	424
Series 4329, Class KA, 3.00%, 1/15/2040	424	431
Series 3632, Class PK, 5.00%, 2/15/2040	556	626
Series 4352, Class A, 3.00%, 4/15/2040	156	158
Series 3656, Class PM, 5.00%, 4/15/2040	3,445	3,948
Series 4390, Class NY, 3.00%, 6/15/2040	1,307	1,320
Series 3819, Class G, 4.00%, 6/15/2040	64	66
Series 3786, Class NA, 4.50%, 7/15/2040	155	165
Series 3960, Class FJ, 0.45%, 8/15/2040(d)	54	54
Series 3726, Class PA, 3.00%, 8/15/2040	378	395
Series 3706, Class P, 4.00%, 8/15/2040	6,661	7,158
Series 4655, Class DJ, 3.00%, 10/15/2040	3,308	3,550
Series 4088, Class LE, 4.00%, 10/15/2040	576	590
Series 4318, Class KZ, 4.00%, 12/15/2040	2,929	3,277
Series 3769, Class ZC, 4.50%, 12/15/2040	1,874	2,063
Series 3803, Class FY, 0.50%, 1/15/2041(d)	123	123
Series 3822, Class ZG, 4.00%, 2/15/2041	6,378	7,194
Series 4080, Class DA, 2.00%, 3/15/2041	437	449
Series 4288, Class JZ, 2.50%, 3/15/2041	614	619
Series 3844, Class FA, 0.55%, 4/15/2041(d)	340	344
Series 3862, Class GA, 4.00%, 4/15/2041	331	366
Series 4074, Class PA, 3.00%, 5/15/2041	1,790	1,858
Series 4050, Class BA, 3.50%, 5/15/2041	1,254	1,282
Series 4229, Class MA, 3.50%, 5/15/2041	10,815	11,395
Series 3859, Class JB, 5.00%, 5/15/2041	480	531
Series 4150, Class JE, 2.00%, 6/15/2041	1,263	1,301
Series 3884, Class BL, 4.50%, 6/15/2041	7,117	7,785
Series 3939, Class BZ, 4.50%, 6/15/2041	3,705	3,921
Series 4150, Class FN, 0.40%, 7/15/2041(d)	596	598
Series 4105, Class HA, 2.00%, 7/15/2041	1,925	1,978
Series 4150, Class FY, 0.40%, 8/15/2041(d)	586	588
Series 4152, Class LE, 1.75%, 8/15/2041	5,876	6,046
Series 4143, Class NA, 2.50%, 8/15/2041	5,082	5,292
Series 3904, Class HC, 4.00%, 8/15/2041	1,800	1,981
Series 3906, Class B, 4.00%, 8/15/2041	5,164	5,549
Series 3952, Class BQ, 2.00%, 10/15/2041	4,837	4,965
Series 3947, Class BH, 2.50%, 10/15/2041	5,979	6,269
Series 3934, Class KB, 5.00%, 10/15/2041	600	697
Series 3966, Class VZ, 4.00%, 12/15/2041	1,179	1,291
Series 4550, Class NA, 3.00%, 1/15/2042	1,264	1,302
Series 4122, Class PA, 1.50%, 2/15/2042	456	466
Series 4144, Class KD, 1.75%, 3/15/2042	889	900
Series 4215, Class NA, 3.00%, 4/15/2042	227	238
Series 4667, Class EA, 3.50%, 4/15/2042	279	279

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 4499, Class AB, 3.00%, 6/15/2042	1,138	1,164
Series 4088, Class BP, 3.00%, 8/15/2042	3,435	3,590
Series 4143, Class AE, 2.00%, 9/15/2042	2,594	2,678
Series 4158, Class TC, 1.75%, 12/15/2042	390	398
Series 4690, Class KA, 3.50%, 12/15/2042	381	383
Series 4821, Class NY, 4.00%, 12/15/2042	11,273	11,962
Series 4247, Class AK, 4.50%, 12/15/2042	788	836
Series 4158, Class LD, 2.00%, 1/15/2043	754	782
Series 4663, Class JA, 3.50%, 3/15/2043	902	905
Series 4966, Class A, 2.50%, 4/25/2043	505	510
Series 4199, Class YZ, 3.50%, 5/15/2043	5,290	5,787
Series 4795, Class MP, 3.50%, 5/15/2043	2,212	2,269
Series 4302, Class MA, 3.00%, 7/15/2043	2,331	2,443
Series 4314, Class LP, 3.50%, 7/15/2043	106	111
Series 4558, Class DA, 3.50%, 7/15/2043	1,482	1,517
Series 4492, Class MA, 4.00%, 7/15/2043	2,035	2,105
Series 4655, Class WA, 3.50%, 8/15/2043	241	243
Series 4311, Class ED, 2.75%, 9/15/2043	280	286
Series 4480, Class LA, 3.50%, 9/15/2043	466	486
Series 4450, Class NH, 2.00%, 10/15/2043	550	555
Series 4330, Class PE, 3.00%, 11/15/2043	333	348
Series 4286, Class MP, 4.00%, 12/15/2043	554	608
Series 4316, Class DZ, 3.00%, 3/15/2044	3,099	3,341
Series 4688, Class A, 3.50%, 3/15/2044	1,462	1,479
Series 4338, Class A, 2.50%, 5/15/2044	785	825
Series 4505, Class P, 3.50%, 5/15/2044	1,932	2,083
Series 4360, Class PZ, 3.00%, 7/15/2044	2,395	2,461
Series 4748, Class YA, 3.50%, 9/15/2044	1,319	1,332
Series 4545, Class PG, 3.00%, 12/15/2044	1,934	1,981
Series 4745, Class EC, 3.00%, 12/15/2044	4,189	4,297
Series 4425, Class TA, 2.00%, 1/15/2045	610	620
Series 4461, Class LZ, 3.00%, 3/15/2045	5,446	5,730
Series 4457, Class KZ, 3.00%, 4/15/2045	11,944	12,406
Series 4753, Class DA, 4.00%, 4/15/2045	1,320	1,341
Series 4478, Class PC, 2.00%, 5/15/2045	1,665	1,716
Series 4631, Class PA, 3.00%, 5/15/2045	2,849	3,003
Series 4664, Class PH, 3.50%, 5/15/2045	1,952	2,050
Series 4698, Class DA, 4.50%, 5/15/2045	4,649	4,991
Series 4758, Class HA, 4.00%, 6/15/2045	680	690
Series 4759, Class MA, 3.00%, 9/15/2045	258	266
Series 4777, Class CB, 3.50%, 10/15/2045	4,067	4,259
Series 4591, Class QE, 2.75%, 4/15/2046	409	423
Series 4574, Class YH, 3.00%, 4/15/2046	761	800
Series 4714, Class PA, 3.00%, 11/15/2046	3,195	3,361
Series 4657, Class VZ, 3.00%, 2/15/2047	13,776	14,439
Series 4830, Class AP, 4.00%, 2/15/2047	1,841	1,963
Series 4675, Class EZ, 3.50%, 4/15/2047	1,499	1,654
Series 4682, Class LC, 2.50%, 5/15/2047	1,086	1,125
Series 4682, Class AP, 3.00%, 5/15/2047	1,424	1,482
Series 4740, Class JA, 3.00%, 10/15/2047	3,361	3,515
Series 4749, Class ZL, 3.50%, 12/15/2047	17,466	18,940
Series 4936, Class AP, 2.50%, 9/25/2048	658	683
Series 4941, Class NP, 2.50%, 5/25/2049	1,421	1,483
Series 4922, Class GE, 2.50%, 7/25/2049	1,938	2,004
Series 4952, Class PA, 2.50%, 2/25/2050	2,381	2,484
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	308	327
Series 218, PO, 2/1/2032	122	117
Series 290, Class 200, 2.00%, 11/15/2032	647	658
Series 277, Class 30, 3.00%, 9/15/2042	3,913	4,101
Series 359, Class 350, 3.50%, 10/15/2047	2,959	3,140

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FNMA, REMIC
Series 2011-66, Class QA, 3.50%, 7/25/2021	—	(f)	—	(f)
Series G92-19, Class M, 8.50%, 4/25/2022	5		6
Series G92-40, Class ZC, 7.00%, 7/25/2022	—	(f)	—	(f)
Series G92-35, Class E, 7.50%, 7/25/2022	—	(f)	—	(f)
Series G92-35, Class EA, 8.00%, 7/25/2022	11		12
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(f)	—	(f)
Series 1992-131, Class KB, 8.00%, 8/25/2022	60		62
Series G92-54, Class ZQ, 7.50%, 9/25/2022	—	(f)	—	(f)
Series 1992-185, Class L, 8.00%, 10/25/2022	61		64
Series G92-64, Class J, 8.00%, 11/25/2022	125		129
Series G92-66, Class K, 8.00%, 12/25/2022	54		55
Series 1997-44, Class N, PO, 6/25/2023	46		46
Series 1993-216, Class E, PO, 8/25/2023	24		24
Series 1993-235, Class G, PO, 9/25/2023	2		2
Series 1993-165, Class SN, IF, 11.47%, 9/25/2023(d)	—	(f)	—	(f)
Series 2003-106, Class WG, 4.50%, 11/25/2023	1,344		1,390
Series 1993-226, Class PK, 6.00%, 12/25/2023	86		90
Series 1994-15, Class ZK, 5.50%, 2/25/2024	188		197
Series 1994-43, Class PK, 6.35%, 2/25/2024	86		90
Series 2001-40, PO, 4/25/2024	36		35
Series G94-6, Class PJ, 8.00%, 5/17/2024	63		67
Series 2013-52, Class PV, 3.00%, 10/25/2024	1,635		1,658
Series 2010-38, Class B, 4.00%, 4/25/2025	176		182
Series 2011-141, Class CA, 2.00%, 12/25/2025	243		244
Series 2011-17, Class GD, 3.50%, 2/25/2026	63		64
Series 2011-48, Class CN, 4.00%, 6/25/2026(e)	85		92
Series 2011-61, Class B, 3.00%, 7/25/2026	508		530
Series 2011-72, Class KB, 3.50%, 8/25/2026	690		725
Series 2013-100, Class VW, 3.00%, 11/25/2026	1,135		1,169
Series 2012-32, Class DE, 3.00%, 12/25/2026	273		283
Series 2015-96, Class EA, 3.00%, 12/25/2026	2,147		2,274
Series 2012-26, Class CA, 2.50%, 3/25/2027	968		999
Series 2012-53, Class BK, 1.75%, 5/25/2027	2,987		3,061
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	8,149		466
Series 2012-102, Class GA, 1.38%, 9/25/2027	2,375		2,415
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	4,013		272
Series 2020-9, Class D, 6.50%, 9/25/2027	1,990		2,125
Series 2012-127, Class AC, 1.50%, 11/25/2027	763		778
Series 2012-124, Class HG, 2.00%, 11/25/2027	460		475
Series 2013-5, Class DA, 1.50%, 2/25/2028	499		506
Series 2014-26, Class HC, 2.50%, 2/25/2028	167		170
Series 2013-13, Class KD, 1.50%, 3/25/2028	369		377
Series 2008-72, IO, 5.00%, 8/25/2028	47		2
Series 2013-137, Class BA, 1.50%, 1/25/2029	658		666
Series 2012-63, Class VB, 4.00%, 2/25/2029	1,161		1,169
Series 2009-15, Class AC, 5.50%, 3/25/2029	1,046		1,147
Series 2009-58, Class B, 4.50%, 8/25/2029	1,348		1,469
Series 2010-14, Class AC, 4.00%, 3/25/2030	275		298
Series 2013-101, Class HA, 3.00%, 10/25/2030	105		107
Series 2012-14, Class EA, 2.50%, 12/25/2030	61		63
Series 2012-20, Class BD, 2.00%, 1/25/2031	3,800		3,906
Series 2020-6, Class VA, 3.00%, 6/25/2031	1,381		1,390
Series 2001-38, Class EA, PO, 8/25/2031	59		57
Series 2015-89, Class KE, 2.00%, 11/25/2031	159		164
Series 2012-98, Class QG, 1.75%, 1/25/2032	815		835
Series 2001-81, Class HE, 6.50%, 1/25/2032	2,636		3,124
Series 2002-34, Class FA, 0.60%, 5/18/2032(d)	141		142
Series 2016-12, Class EG, 2.00%, 5/25/2032	1,607		1,655

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2013-109, Class BA, 3.00%, 10/25/2032	1,037	1,087
Series 2002-64, Class PG, 5.50%, 10/25/2032	2,078	2,396
Series 2004-61, Class FH, 0.89%, 11/25/2032(d)	1,162	1,185
Series 2002-77, Class TF, 1.10%, 12/18/2032(d)	211	216
Series 2002-77, Class QG, 5.50%, 12/25/2032	502	572
Series 2002-84, Class DZ, 5.50%, 12/25/2032	310	361
Series 2012-148, Class CK, 1.75%, 1/25/2033	1,549	1,609
Series 2002-94, Class BZ, 5.50%, 1/25/2033	1,265	1,455
Series 2003-7, Class FB, 0.84%, 2/25/2033(d)	308	313
Series 2013-18, Class TG, 2.00%, 2/25/2033	663	685
Series 2019-66, Class MA, 3.00%, 2/25/2033	4,850	4,949
Series 2013-116, Class CE, 3.00%, 4/25/2033	1,952	2,017
Series 2013-31, Class NL, 4.00%, 4/25/2033	605	670
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	217	32
Series 2003-63, Class A7, 5.50%, 6/25/2033	2,579	2,863
Series 2003-49, IO, 6.50%, 6/25/2033	309	64
Series 2003-58, Class GL, 3.50%, 7/25/2033	153	167
Series 2013-133, Class WA, 3.00%, 8/25/2033	3,409	3,558
Series 2003-84, Class PZ, 5.00%, 9/25/2033	85	98
Series 2013-119, Class VA, 3.00%, 10/25/2033	2,242	2,315
Series 2003-107, Class ZD, 6.00%, 11/25/2033	1,710	2,005
Series 2014-1, Class KV, 3.00%, 1/25/2034	3,000	3,103
Series 2014-19, Class VK, 4.50%, 4/25/2034	2,000	2,091
Series 2004-60, Class LB, 5.00%, 4/25/2034	35	35
Series 2004-38, Class AO, PO, 5/25/2034	3,063	2,556
Series 2004-72, Class F, 0.59%, 9/25/2034(d)	180	182
Series 2004-91, Class BR, 5.50%, 12/25/2034	89	102
Series 2004-90, Class ZU, 6.00%, 12/25/2034	1,285	1,521
Series 2005-5, Class PA, 5.00%, 1/25/2035	512	560
Series 2004-101, Class AR, 5.50%, 1/25/2035	16	18
Series 2005-27, Class HZ, 5.00%, 4/25/2035	2,426	2,765
Series 2005-31, Class PB, 5.50%, 4/25/2035	1,203	1,378
Series 2005-38, Class FK, 0.39%, 5/25/2035(d)	584	580
Series 2015-41, Class CA, 3.00%, 6/25/2035	762	814
Series 2005-66, Class PF, 0.34%, 7/25/2035(d)	195	191
Series 2005-55, Class PN, 5.50%, 7/25/2035	2,826	3,275
Series 2005-64, Class PL, 5.50%, 7/25/2035	92	104
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035(d)	273	312
Series 2006-4, Class PB, 6.00%, 9/25/2035	983	1,050
Series 2010-39, Class FT, 1.04%, 10/25/2035(d)	922	946
Series 2005-88, Class ZC, 5.00%, 10/25/2035	2,753	3,138
Series 2007-109, Class VZ, 5.00%, 10/25/2035	2,355	2,681
Series 2005-84, Class MB, 5.75%, 10/25/2035	1,239	1,393
Series 2013-114, Class JA, 3.00%, 11/25/2035	169	174
Series 2015-87, Class TB, 4.00%, 11/25/2035	6,374	7,030
Series 2005-101, Class B, 5.00%, 11/25/2035	1,325	1,520
Series 2005-99, Class AF, 0.44%, 12/25/2035(d)	139	140
Series 2014-88, Class ER, 2.50%, 2/25/2036	119	125
Series 2006-16, Class FC, 0.39%, 3/25/2036(d)	130	130
Series 2006-14, Class DB, 5.50%, 3/25/2036	550	645
Series 2006-27, Class BF, 0.39%, 4/25/2036(d)	246	247
Series 2006-46, Class FW, 0.49%, 6/25/2036(d)	387	389
Series 2006-42, Class PF, 0.50%, 6/25/2036(d)	289	291
Series 2006-50, Class PE, 5.00%, 6/25/2036	476	543
Series 2009-71, Class JT, 6.00%, 6/25/2036	270	318
Series 2006-101, Class FC, 0.39%, 7/25/2036(d)	315	315
Series 2006-101, Class FD, 0.39%, 7/25/2036(d)	201	201
Series 2006-56, Class DC, 0.74%, 7/25/2036(d)	357	359
Series 2006-58, Class ST, IF, IO, 7.06%, 7/25/2036(d)	355	69
Series 2007-1, Class NF, 0.34%, 2/25/2037(d)	490	491

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2007-16, Class FC, 0.84%, 3/25/2037(d)	23	24
Series 2007-22, Class SC, IF, IO, 5.99%, 3/25/2037(d)	37	1
Series 2007-33, Class MS, IF, IO, 6.50%, 4/25/2037(d)	1,825	273
Series 2011-71, Class FB, 0.59%, 5/25/2037(d)	320	321
Series 2007-57, Class ZE, 4.75%, 5/25/2037	565	594
Series 2013-55, Class BA, 3.00%, 6/25/2037	98	98
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	2,717	3,172
Series 2008-93, Class AM, 5.50%, 6/25/2037	105	108
Series 2008-5, Class PE, 5.00%, 8/25/2037	135	154
Series 2007-85, Class SH, IF, IO, 6.41%, 9/25/2037(d)	1,050	99
Series 2013-74, Class HP, 3.00%, 10/25/2037	245	246
Series 2013-88, Class EA, 3.00%, 11/25/2037	241	242
Series 2007-117, Class FM, 0.79%, 1/25/2038(d)	221	226
Series 2007-117, Class MF, 0.79%, 1/25/2038(d)	414	424
Series 2008-24, Class PF, 0.74%, 2/25/2038(d)	176	178
Series 2008-18, Class SE, IF, IO, 6.18%, 3/25/2038(d)	98	12
Series 2008-25, Class DZ, 5.75%, 4/25/2038	459	535
Series 2013-139, Class EA, 3.00%, 8/25/2038	92	92
Series 2013-96, Class YA, 3.50%, 9/25/2038	796	826
Series 2008-83, Class CA, 6.00%, 9/25/2038	661	778
Series 2013-15, Class EF, 0.44%, 3/25/2039(d)	81	81
Series 2010-134, Class DJ, 2.25%, 3/25/2039	982	995
Series 2011-104, Class KE, 2.50%, 3/25/2039	34	34
Series 2011-104, Class KY, 4.00%, 3/25/2039	218	226
Series 2012-89, Class FD, 0.54%, 4/25/2039(d)	118	119
Series 2009-29, Class LA, 1.37%, 5/25/2039(d)	1,318	1,303
Series 2009-62, Class HJ, 6.00%, 5/25/2039	281	296
Series 2013-25, Class DC, 2.50%, 6/25/2039	729	758
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,683	1,918
Series 2009-70, Class FA, 1.29%, 9/25/2039(d)	140	142
Series 2009-73, Class HJ, 6.00%, 9/25/2039	182	213
Series 2010-118, Class EF, 0.54%, 10/25/2039(d)	165	165
Series 2009-86, Class PE, 5.00%, 10/25/2039	4,093	4,700
Series 2013-125, Class AB, 4.00%, 11/25/2039	325	363
Series 2009-87, Class B, 4.50%, 11/25/2039	2,295	2,524
Series 2012-118, Class BE, 2.00%, 12/25/2039	739	745
Series 2009-112, Class SW, IF, IO, 6.16%, 1/25/2040(d)	3,402	447
Series 2013-1, Class BA, 3.00%, 2/25/2040	1,130	1,151
Series 2015-21, Class D, 3.00%, 2/25/2040	1,111	1,115
Series 2010-35, Class KF, 0.59%, 4/25/2040(d)	407	410
Series 2011-4, Class PK, 3.00%, 4/25/2040	1,350	1,391
Series 2010-37, Class CY, 5.00%, 4/25/2040	77	88
Series 2011-3, Class KA, 5.00%, 4/25/2040	444	470
Series 2011-61, Class ZA, 5.00%, 4/25/2040	1,432	1,641
Series 2011-21, Class PA, 4.50%, 5/25/2040	1,238	1,328
Series 2010-43, Class HJ, 5.50%, 5/25/2040	241	283
Series 2010-58, Class FA, 0.64%, 6/25/2040(d)	475	482
Series 2010-58, Class FY, 0.82%, 6/25/2040(d)	201	206
Series 2014-70, Class A, 3.00%, 6/25/2040	1,306	1,316
Series 2012-63, Class MA, 4.00%, 6/25/2040	967	1,009
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,187	1,343
Series 2014-82, Class LM, 3.00%, 7/25/2040	904	910
Series 2016-66, Class DE, 2.00%, 9/25/2040	1,654	1,665
Series 2010-109, Class M, 3.00%, 9/25/2040	1,875	1,980
Series 2012-44, Class LA, 3.50%, 9/25/2040	43	43
Series 2012-9, Class YF, 0.49%, 11/25/2040(d)	118	118
Series 2013-106, Class GA, 2.50%, 11/25/2040	113	116
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	1,025	73

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015-44, Class J, 3.50%, 12/25/2040	31	31
Series 2012-70, Class HP, 2.00%, 1/25/2041	3,939	4,057
Series 2010-154, Class MW, 3.50%, 1/25/2041	5,709	6,177
Series 2011-18, Class KY, 4.00%, 3/25/2041	947	1,029
Series 2013-15, Class CP, 1.75%, 4/25/2041	3,790	3,863
Series 2014-70, Class CW, 3.00%, 4/25/2041	10,000	10,382
Series 2011-35, Class PE, 4.00%, 4/25/2041	2,285	2,457
Series 2013-96, Class CA, 4.00%, 4/25/2041	677	696
Series 2011-53, Class FT, 0.67%, 6/25/2041(d)	179	182
Series 2011-52, Class GB, 5.00%, 6/25/2041	139	160
Series 2013-77, Class EP, 2.50%, 7/25/2041	2,052	2,106
Series 2012-16, Class WH, 4.00%, 7/25/2041	37	37
Series 2011-128, Class KP, 4.50%, 7/25/2041	113	120
Series 2011-59, Class NZ, 5.50%, 7/25/2041	965	1,094
Series 2012-147, Class NE, 1.75%, 8/25/2041	3,482	3,541
Series 2012-14, Class PA, 2.00%, 8/25/2041	377	390
Series 2013-72, Class LY, 3.50%, 8/25/2041	985	1,037
Series 2013-5, Class AE, 1.75%, 9/25/2041	4,448	4,561
Series 2015-45, Class GA, 2.50%, 9/25/2041	898	918
Series 2013-126, Class CA, 4.00%, 9/25/2041	505	547
Series 2011-123, Class BP, 2.00%, 10/25/2041	6,011	6,157
Series 2011-141, Class MA, 3.50%, 10/25/2041	659	698
Series 2013-100, Class MP, 4.50%, 11/25/2041	4,783	5,107
Series 2012-64, Class PK, 4.50%, 12/25/2041	2,265	2,440
Series 2012-113, Class DC, 2.25%, 1/25/2042	324	335
Series 2012-27, Class PL, 2.00%, 2/25/2042	377	390
Series 2012-139, Class NY, 5.00%, 2/25/2042	2,341	2,596
Series 2012-133, Class AP, 1.75%, 3/25/2042	5,750	5,852
Series 2016-21, Class BA, 3.00%, 3/25/2042	1,994	2,032
Series 2012-100, Class TL, 4.00%, 4/25/2042	404	440
Series 2012-80, Class EB, 4.50%, 4/25/2042	2,177	2,326
Series 2013-9, Class CB, 5.50%, 4/25/2042	3,972	4,576
Series 2012-128, Class VF, 0.34%, 6/25/2042(d)	744	745
Series 2013-73, Class PG, 2.50%, 6/25/2042	1,394	1,449
Series 2016-95, Class KA, 3.00%, 6/25/2042	3,391	3,511
Series 2013-96, Class FY, 0.44%, 7/25/2042(d)	293	296
Series 2012-144, Class HP, 1.75%, 7/25/2042	667	689
Series 2013-93, Class PJ, 3.00%, 7/25/2042	1,105	1,133
Series 2013-34, Class PC, 2.50%, 8/25/2042	797	833
Series 2017-46, Class NA, 3.00%, 8/25/2042	1,307	1,318
Series 2014-18, Class DE, 4.00%, 8/25/2042	2,009	2,116
Series 2012-94, Class K, 2.00%, 9/25/2042	1,469	1,509
Series 2012-112, Class DA, 3.00%, 10/25/2042	3,465	3,646
Series 2013-81, Class NC, 3.00%, 10/25/2042	941	990
Series 2013-72, Class AF, 0.34%, 11/25/2042(d)	110	110
Series 2012-128, Class BA, 1.50%, 11/25/2042	6,784	6,955
Series 2013-20, Class JP, 2.00%, 11/25/2042	1,542	1,588
Series 2013-6, Class HD, 1.50%, 12/25/2042	636	647
Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100	6,603
Series 2013-61, Class BA, 3.00%, 1/25/2043	2,594	2,670
Series 2013-58, Class FP, 0.34%, 2/25/2043(d)	1,041	1,042
Series 2013-10, Class PA, 1.50%, 2/25/2043	1,315	1,329
Series 2013-10, Class UB, 2.00%, 2/25/2043	2,263	2,289
Series 2015-55, Class PK, 2.50%, 3/25/2043	4,884	5,061
Series 2016-36, Class BC, 2.50%, 3/25/2043	1,706	1,742
Series 2013-100, Class PL, 4.50%, 3/25/2043	1,088	1,216
Series 2013-64, Class PF, 0.34%, 4/25/2043(d)	826	828
Series 2013-66, Class LB, 1.50%, 4/25/2043	136	139
Series 2020-18, Class BA, 2.50%, 4/25/2043	2,141	2,157
Series 2017-46, Class MG, 3.00%, 4/25/2043	795	808

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2013-33, Class UZ, 3.50%, 4/25/2043	7,982	8,767
Series 2020-11, Class CD, 3.00%, 5/25/2043	485	487
Series 2014-3, Class BL, 2.50%, 6/25/2043	144	147
Series 2013-66, Class MB, 3.00%, 7/25/2043	2,000	2,152
Series 2014-43, Class PZ, 3.00%, 7/25/2043	2,306	2,335
Series 2014-32, Class DK, 3.00%, 8/25/2043	585	614
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	692
Series 2015-34, Class UP, 3.00%, 11/25/2043	1,571	1,637
Series 2018-29, Class PA, 3.50%, 3/25/2044	1,148	1,158
Series 2014-15, Class AC, 3.50%, 4/25/2044	6,951	7,596
Series 2014-56, Class Z, 3.50%, 9/25/2044	11,099	11,851
Series 2017-74, Class KA, 3.00%, 11/25/2044	1,022	1,048
Series 2016-100, Class P, 3.50%, 11/25/2044	133	141
Series 2020-18, Class DC, 2.50%, 2/25/2045	1,295	1,318
Series 2015-33, Class DT, 2.50%, 6/25/2045	823	864
Series 2015-33, Class P, 2.50%, 6/25/2045	1,709	1,783
Series 2015-51, Class KC, 3.00%, 6/25/2045	878	901
Series 2016-106, Class BA, 3.00%, 6/25/2045	5,716	5,974
Series 2017-18, Class DA, 3.00%, 8/25/2045	2,696	2,803
Series 2016-84, Class LA, 3.00%, 12/25/2045	1,663	1,737
Series 2016-2, Class GA, 3.00%, 2/25/2046	2,687	2,881
Series 2020-3, Class AB, 3.00%, 2/25/2046	803	806
Series 2016-16, Class AL, 3.00%, 4/25/2046	12,800	13,671
Series 2017-15, Class PE, 3.50%, 4/25/2046	2,071	2,227
Series 2017-58, Class P, 3.00%, 6/25/2046	5,551	5,808
Series 2018-48, Class PA, 4.00%, 6/25/2046	13,181	14,078
Series 2017-68, Class HQ, 3.00%, 7/25/2046	2,052	2,146
Series 2016-80, Class JP, 3.00%, 11/25/2046	942	972
Series 2017-85, Class HA, 3.00%, 12/25/2046	2,207	2,354
Series 2017-10, Class FA, 0.49%, 3/25/2047(d)	372	375
Series 2017-11, Class PH, 2.50%, 3/25/2047	503	529
Series 2017-89, Class KZ, 3.50%, 8/25/2047	6,406	7,027
Series 2017-84, Class JA, 2.75%, 9/25/2047	1,453	1,475
Series 2017-96, Class MA, 3.00%, 12/25/2047	1,025	1,050
Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,147	2,337
Series 2018-37, Class BC, 3.50%, 12/25/2047	849	878
Series 2018-15, Class ZG, 3.50%, 3/25/2048	3,977	4,170
Series 2019-17, Class KA, 3.50%, 4/25/2048	1,007	1,037
Series 2019-65, Class PA, 2.50%, 5/25/2048	316	329
Series 2019-11, Class EA, 3.00%, 5/25/2048	1,647	1,720
Series 2018-87, Class BA, 4.00%, 7/25/2048	828	860
Series 2020-94, PO, 9/25/2048	913	826
Series 2019-9, Class ZA, 3.50%, 9/25/2048	7,536	8,079
Series 2019-51, Class DW, 3.50%, 11/25/2048	1,628	1,679
Series 2020-49, Class GA, 1.50%, 2/25/2049	5,299	5,368
Series 2020-49, Class GC, 2.00%, 2/25/2049	5,294	5,448
Series 2009-11, Class ZY, 5.50%, 3/25/2049	3,422	3,636
Series 2019-18, Class BA, 3.50%, 5/25/2049	14,820	16,172
Series 2019-25, Class GQ, 3.50%, 6/25/2049	933	947
Series 2019-72, Class KA, 2.50%, 9/25/2049	608	626
Series 2020-15, Class EA, 2.00%, 10/25/2049	1,635	1,666
Series 2019-69, Class A, 2.50%, 12/25/2049	3,169	3,307
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	1,013
Series 2019-81, Class LA, 2.50%, 12/25/2049	748	782
Series 2020-7, Class DZ, 3.00%, 2/25/2050	1,561	1,621
Series 2020-10, Class Q, 3.00%, 3/25/2050	9,537	10,040
Series 2020-15, Class EM, 3.00%, 3/25/2050	1,285	1,341
Series 2019-33, Class MA, 3.50%, 7/25/2055	1,570	1,661

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2018-70, Class HA, 3.50%, 10/25/2056	1,258		1,338
FNMA, REMIC Trust, Whole Loan Series 1995-W3, Class A, 9.00%, 4/25/2025	—	(f)	—	(f)
FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 0.49%, 6/25/2037(d)	194		197
Series 2007-106, Class A7, 6.25%, 10/25/2037(d)	216		254
Series 2001-50, Class BA, 7.00%, 10/25/2041	100		114
FNMA, STRIPS
Series 268, Class 2, IO, 9.00%, 2/25/2023	—	(f)	—	(f)
Series 289, Class 1, PO, 11/25/2027	115		111
Series 334, Class 17, IO, 6.50%, 2/25/2033(d)	195		34
Series 334, Class 9, IO, 6.00%, 3/25/2033	413		71
Series 334, Class 13, IO, 6.00%, 3/25/2033(d)	167		27
Series 356, Class 16, IO, 5.50%, 6/25/2035(d)	132		21
Series 359, Class 16, IO, 5.50%, 10/25/2035(d)	128		21
Series 369, Class 19, IO, 6.00%, 10/25/2036(d)	128		24
Series 369, Class 26, IO, 6.50%, 10/25/2036(d)	90		18
Series 386, Class 20, IO, 6.50%, 8/25/2038(d)	212		40
Series 394, Class C3, IO, 6.50%, 9/25/2038	401		80
Series 411, Class A3, 3.00%, 8/25/2042	2,036		2,157
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 0.35%, 11/25/2046(d)	1,795		1,782
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	415		429
Series 2011-155, Class A, 3.00%, 11/20/2026	125		131
Series 2011-158, Class AB, 3.00%, 11/20/2026	350		362
Series 2012-3, Class AK, 3.00%, 1/16/2027	1,777		1,862
Series 2012-32, Class EG, 3.00%, 3/16/2027	829		865
Series 2013-75, Class AC, 1.50%, 5/20/2028	1,707		1,742
Series 2018-78, Class EV, 3.00%, 8/20/2031	1,652		1,728
Series 2003-50, Class F, 0.40%, 5/16/2033(d)	162		162
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	190		15
Series 2006-26, Class S, IF, IO, 6.40%, 6/20/2036(d)	4,798		693
Series 2007-16, Class KU, IF, IO, 6.55%, 4/20/2037(d)	3,001		513
Series 2009-106, Class XL, IF, IO, 6.65%, 6/20/2037(d)	2,799		508
Series 2013-23, Class BP, 3.00%, 9/20/2037	618		635
Series 2008-75, Class SP, IF, IO, 7.37%, 8/20/2038(d)	972		125
Series 2009-14, Class SA, IF, IO, 5.98%, 3/20/2039(d)	2,965		292
Series 2009-14, Class KS, IF, IO, 6.20%, 3/20/2039(d)	1,229		167
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	367		83
Series 2018-63, Class EC, 3.00%, 6/20/2039	3		3
Series 2009-75, Class NB, 4.50%, 6/20/2039	162		172
Series 2010-144, Class DA, 4.00%, 9/16/2039	56		58
Series 2013-117, Class A, 2.50%, 10/20/2039	386		389
Series 2013-167, Class EP, 2.50%, 11/20/2039	612		618
Series 2010-59, Class HZ, 4.50%, 5/16/2040	2,074		2,328
Series 2011-26, Class PA, 4.00%, 7/20/2040	68		71
Series 2011-73, Class KB, 4.00%, 1/16/2041	863		894
Series 2013-71, Class NA, 2.50%, 8/20/2041	120		124
Series 2015-116, Class A, 2.50%, 3/20/2042	1,291		1,329
Series 2012-96, Class WP, 6.50%, 8/16/2042	3,551		4,256
Series 2012-127, Class PA, 2.00%, 9/16/2042	1,995		2,069
Series 2013-42, Class ND, 1.75%, 11/20/2042	217		221
Series 2013-28, Class DE, 1.75%, 12/20/2042	405		416
Series 2014-12, Class ZA, 3.00%, 1/20/2044	19,932		21,414
Series 2018-33, Class D, 3.00%, 1/20/2044	3,623		3,707
Series 2018-29, Class LC, 3.00%, 4/20/2044	640		648
Series 2016-25, Class QH, 3.00%, 12/16/2044	2,244		2,367
Series 2015-57, Class AB, 2.00%, 4/20/2045	4,270		4,384
Series 2015-80, Class CP, 4.50%, 6/20/2045	525		581
Series 2015-80, Class CQ, 5.00%, 6/20/2045	379		424
Series 2018-36, Class AM, 3.00%, 7/20/2045	991		1,030

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2016-79, Class LA, 3.00%, 9/20/2045	1,295		1,319
Series 2016-90, Class MA, 3.00%, 10/20/2045	1,048		1,061
Series 2016-104, Class MA, 3.00%, 11/20/2045	1,924		1,947
Series 2020-125, Class AG, 2.50%, 2/20/2046	6,213		6,318
Series 2016-91, Class WH, 2.75%, 3/20/2046	1,700		1,772
Series 2017-99, Class DB, 3.00%, 3/20/2046	1,095		1,177
Series 2018-124, Class BY, 4.00%, 11/20/2046	2,500		2,525
Series 2018-168, Class NA, 3.00%, 12/20/2046	2,042		2,139
Series 2019-86, Class AB, 3.50%, 5/20/2047	1,350		1,365
Series 2017-149, Class DA, 2.50%, 6/20/2047	4,300		4,530
Series 2017-139, Class PE, 2.75%, 8/20/2047	9,818		10,129
Series 2018-34, Class TY, 3.50%, 3/20/2048	2,317		2,390
Series 2019-74, Class AT, 3.00%, 6/20/2049	778		839
Series 2019-145, Class PA, 3.50%, 8/20/2049	991		1,010
Series 2020-5, Class NA, 3.50%, 12/20/2049	10,025		10,285
Series 2020-74, Class DY, 2.00%, 5/20/2050	2,236		2,306
Series 2020-83, Class KP, 3.00%, 6/20/2050	742		760
Series 2010-H26, Class LF, 0.46%, 8/20/2058(d)	291		292
Series 2010-H03, Class FA, 0.66%, 3/20/2060(d)	3,902		3,923
Series 2011-H07, Class FA, 0.61%, 2/20/2061(d)	4,030		4,044
Series 2011-H08, Class FA, 0.71%, 2/20/2061(d)	2,840		2,858
Series 2011-H11, Class FA, 0.61%, 3/20/2061(d)	530		533
Series 2011-H11, Class FB, 0.61%, 4/20/2061(d)	488		490
Series 2011-H21, Class FA, 0.71%, 10/20/2061(d)	298		300
Series 2013-H05, Class FB, 0.51%, 2/20/2062(d)	403		403
Series 2012-H14, Class NA, 2.00%, 6/20/2062	—	(f)	—	(f)
Series 2012-H14, Class FK, 0.69%, 7/20/2062(d)	423		426
Series 2012-H18, Class NA, 0.63%, 8/20/2062(d)	299		301
Series 2012-H20, Class BA, 0.67%, 9/20/2062(d)	746		750
Series 2012-H29, Class FA, 0.62%, 10/20/2062(d)	155		156
Series 2012-H23, Class WA, 0.63%, 10/20/2062(d)	361		363
Series 2012-H30, Class GA, 0.46%, 12/20/2062(d)	366		367
Series 2013-H08, Class FA, 0.46%, 3/20/2063(d)	553		554
Series 2013-H11, Class FA, 0.56%, 4/20/2063(d)	586		588
Series 2013-H14, Class FG, 0.58%, 5/20/2063(d)	165		165
Series 2013-H15, Class FA, 0.65%, 6/20/2063(d)	1,634		1,641
Series 2013-H19, Class FC, 0.71%, 8/20/2063(d)	4,427		4,447
Series 2014-H05, Class FB, 0.71%, 12/20/2063(d)	747		752
Series 2014-H02, Class FB, 0.76%, 12/20/2063(d)	2,390		2,407
Series 2014-H14, Class GF, 0.58%, 7/20/2064(d)	380		381
Series 2014-H16, Class FL, 0.58%, 7/20/2064(d)	962		960
Series 2014-H21, Class FA, 0.76%, 10/20/2064(d)	383		387
Series 2015-H04, Class FL, 0.58%, 2/20/2065(d)	230		231
Series 2015-H13, Class FG, 0.51%, 4/20/2065(d)	546		548
Series 2015-H10, Class FH, 0.71%, 4/20/2065(d)	1,643		1,660
Series 2015-H09, Class FA, 0.73%, 4/20/2065(d)	510		515
Series 2015-H10, Class FK, 0.73%, 4/20/2065(d)	15,820		15,995
Series 2015-H14, Class FB, 0.54%, 5/20/2065(d)	252		253
Series 2015-H12, Class FB, 0.71%, 5/20/2065(d)	12,799		12,924
Series 2015-H12, Class FD, 0.71%, 5/20/2065(d)	1,658		1,676
Series 2015-H14, Class FA, 0.68%, 6/20/2065(d)	6,465		6,522
Series 2015-H16, Class FM, 0.71%, 7/20/2065(d)	4,054		4,098
Series 2015-H24, Class FA, 0.76%, 9/20/2065(d)	6,973		7,058
Series 2015-H27, Class FA, 0.86%, 9/20/2065(d)	1,928		1,958
Series 2015-H25, Class FD, 0.76%, 10/20/2065(d)	8,694		8,801
Series 2015-H29, Class FA, 0.81%, 10/20/2065(d)	17		17
Series 2015-H29, Class FJ, 0.79%, 11/20/2065(d)	5,373		5,383
Series 2016-H01, Class FA, 1.01%, 1/20/2066(d)	4,133		4,219

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2016-H06, Class FC, 1.03%, 2/20/2066(d)	3,068		3,129
Series 2016-H06, Class FA, 1.06%, 2/20/2066(d)	2,910		2,976
Series 2016-H09, Class FN, 0.96%, 3/20/2066(d)	3,866		3,938
Series 2016-H14, Class FA, 0.91%, 6/20/2066(d)	2,211		2,250
Series 2016-H24, Class AF, 0.96%, 11/20/2066(d)	2,987		3,049
Series 2017-H07, Class FG, 0.57%, 2/20/2067(d)	642		644
Series 2017-H14, Class FD, 0.58%, 6/20/2067(d)	718		722
Series 2017-H16, Class CF, 0.58%, 7/20/2067(d)	913		917
Series 2017-H15, Class FN, 0.61%, 7/20/2067(d)	637		641
Series 2017-H19, Class FA, 0.56%, 8/20/2067(d)	3,180		3,190
Series 2018-H04, Class FG, 0.39%, 2/20/2068(d)	725		725
Series 2018-H07, Class FE, 0.46%, 2/20/2068(d)	277		278
Series 2019-H01, Class FT, 0.51%, 10/20/2068(d)	3,355		3,363
Series 2019-H05, Class FT, 0.50%, 4/20/2069(d)	9,352		9,362
Headlands Residential LLC Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024(a)(e)	7,000		7,030
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	202		203
Series 2006-A2, Class 4A1, 2.74%, 8/25/2034(d)	598		627
Legacy Mortgage Asset Trust
Series 2020-GS5, Class A1, 3.25%, 6/25/2060(a)	1,195		1,219
Series 2021-GS2, Class A1, 1.75%, 4/25/2061(a)(e)	10,382		10,405
Series 21-GS3, Class A1, 1.75%, 7/25/2061(a)	4,727		4,728
Series 2021-GS1, Class A1, 1.89%, 10/25/2066(a)(e)	8,181		8,204
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026(a)(d)	6,000		6,014
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	(f)	—	(f)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 0.61%, 12/25/2035(d)	1,369		473
NYMT Loan Trust Series 2020-SP2, Class A1, 2.94%, 10/25/2060(a)(d)	12,487		12,555
OBX Trust Series 2020-EXP3, Class 2A1, 0.99%, 1/25/2060(a)(d)	2,503		2,506
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060(a)(e)	10,578		10,589
PRPM LLC
Series 2020-2, Class A1, 3.67%, 8/25/2025(a)(e)	1,169		1,178
Series 2020-3, Class A1, 2.86%, 9/25/2025(a)(e)	12,070		12,144
Series 2020-6, Class A1, 2.36%, 11/25/2025(a)(e)	5,667		5,689
Series 2020-5, Class A1, 3.10%, 11/25/2025(a)(e)	14,398		14,518
Series 2021-1, Class A1, 2.12%, 1/25/2026(a)(d)	12,787		12,827
Series 2021-2, Class A1, 2.12%, 3/25/2026(a)(d)	13,359		13,398
Series 2021-3, Class A1, 1.87%, 4/25/2026(a)(e)	6,475		6,517
Series 2021-4, Class A1, 1.87%, 4/25/2026(a)(e)	8,271		8,276
VCAT Asset Securitization LLC Series 2021-NPL3, Class A1, 0.00%, 5/25/2051(a)(e)	5,760		5,762
VCAT LLC Series 2021-NPL2, Class A1, 2.12%, 3/27/2051(a)(e)	4,484		4,487
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054(a)(d)	5,880		6,085
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051(a)(e)	9,680		9,688
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051(a)(e)	19,287		19,297
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051(a)(e)	8,465		8,472
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051(a)(e)	19,819		19,736
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051(a)(e)	19,822		19,857
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051(a)(e)	10,225		10,235
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051(a)(e)	18,108		18,108
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051(a)(e)	13,244		13,254

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,457,200)			1,464,087

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
ACRE Commercial Mortgage Ltd. (Cayman Islands) Series 2021-FL4, Class A, 0.93%, 12/18/2037(a)(d)	6,667	6,642
Banc of America Commercial Mortgage Trust Series 2016-UB10, Class A3, 2.90%, 7/15/2049	6,550	6,936
BANK Series 2020-BN30, Class XA, IO, 1.34%, 12/15/2053(d)	85,531	8,318
Benchmark Mortgage Trust Series 2018-B6, Class A2, 4.20%, 10/10/2051	1,645	1,751
BX Series 2021-MFM1, Class A, 0.80%, 1/15/2034(a)(d)	3,000	3,000
BX Commercial Mortgage Trust Series 2020-BXLP, Class A, 0.90%, 12/15/2036(a)(d)	7,982	7,992
BXMT Ltd. (Cayman Islands) Series 2021-FL4, Class A, 1.15%, 5/15/2038(a)(d)	6,000	6,000
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class C, 5.11%, 11/10/2046‡(d)	3,000	3,157
Series 2014-GC21, Class A4, 3.58%, 5/10/2047	2,023	2,128
Series 2014-GC23, Class C, 4.43%, 7/10/2047‡(d)	4,385	4,707
COMM Mortgage Trust
Series 2015-CR26, Class B, 4.48%, 10/10/2048‡(d)	2,000	2,218
Series 2016-CR28, Class A3, 3.50%, 2/10/2049	2,100	2,284
Commercial Mortgage Trust
Series 2020-CBM, Class A2, 2.90%, 2/10/2037(a)	4,355	4,450
Series 2020-CBM, Class B, 3.10%, 2/10/2037‡(a)	4,765	4,807
Series 2014-CR16, Class AM, 4.28%, 4/10/2047	9,853	10,573
Series 2014-UBS3, Class B, 4.31%, 6/10/2047‡	3,000	3,230
Series 2014-CR19, Class B, 4.70%, 8/10/2047‡(d)	4,350	4,765
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A3, 3.24%, 4/15/2050	2,403	2,524
Series 2015-C2, Class B, 4.21%, 6/15/2057‡(d)	1,750	1,830
DBJPM Mortgage Trust Series 2017-C6, Class A3, 3.27%, 6/10/2050	2,500	2,628
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.43%, 8/25/2027(d)	68,445	1,724
Series K740, Class X1, IO, 0.76%, 9/25/2027(d)	104,876	4,525
Series K114, Class X1, IO, 1.12%, 6/25/2030(d)	39,956	3,535
FNMA ACES Series 2020-M10, Class X1, IO, 1.80%, 12/25/2030(d)	57,771	7,858
FREMF Mortgage Trust
Series 2016-K723, Class C, 3.58%, 11/25/2023(a)(d)	2,700	2,827
Series 2018-K733, Class C, 4.08%, 9/25/2025(a)(d)	7,000	7,580
Series 2012-K20, Class C, 3.87%, 5/25/2045(a)(d)	4,500	4,626
Series 2013-K24, Class C, 3.51%, 11/25/2045(a)(d)	4,500	4,648
Series 2013-K28, Class C, 3.49%, 6/25/2046(a)(d)	7,000	7,314
Series 2013-K32, Class C, 3.54%, 10/25/2046(a)(d)	3,000	3,153
Series 2013-K35, Class C, 3.93%, 12/25/2046(a)(d)	5,000	5,312
Series 2015-K721, Class C, 3.56%, 11/25/2047(a)(d)	6,100	6,288
Series 2014-K41, Class B, 3.83%, 11/25/2047(a)(d)	13,840	15,135
Series 2014-K41, Class C, 3.83%, 11/25/2047(a)(d)	4,350	4,709
Series 2015-K44, Class B, 3.68%, 1/25/2048(a)(d)	6,000	6,522
Series 2015-K42, Class C, 3.85%, 1/25/2048(a)(d)	1,000	1,070
Series 2015-K43, Class C, 3.73%, 2/25/2048(a)(d)	6,000	6,400
Series 2015-K45, Class B, 3.59%, 4/25/2048(a)(d)	1,246	1,351
Series 2015-K45, Class C, 3.59%, 4/25/2048(a)(d)	9,700	10,245
Series 2015-K49, Class B, 3.72%, 10/25/2048(a)(d)	11,350	12,385
Series 2015-K50, Class C, 3.78%, 10/25/2048(a)(d)	2,000	2,127
Series 2016-K722, Class C, 3.85%, 7/25/2049(a)(d)	4,000	4,180
Series 2017-K726, Class B, 3.98%, 7/25/2049(a)(d)	7,375	7,976
Series 2017-K724, Class B, 3.48%, 12/25/2049(a)(d)	3,000	3,182
Series 2018-K730, Class C, 3.80%, 2/25/2050(a)(d)	1,620	1,731
Series 2017-K725, Class B, 3.88%, 2/25/2050(a)(d)	2,500	2,681
GS Mortgage Securities Trust
Series 2013-GC12, Class B, 3.78%, 6/10/2046‡(d)	2,625	2,744
Series 2014-GC24, Class A5, 3.93%, 9/10/2047	14,925	16,291

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035‡(a)	3,225	3,389
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.27%, 7/15/2048‡(d)	9,000	9,559
Series 2015-C31, Class C, 4.62%, 8/15/2048‡(d)	2,750	2,951
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	8,000	8,350
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class A3, 2.56%, 8/15/2049	5,648	5,914
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class A, 0.65%, 12/15/2037(a)(d)	5,130	5,127
Series 2021-KDIP, Class B, 0.90%, 12/15/2037‡(a)(d)	3,000	2,998
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 0.90%, 4/15/2038(a)(d)	3,500	3,502
Series 2021-MHC, Class D, 1.70%, 4/15/2038‡(a)(d)	2,500	2,501
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A3, 3.77%, 11/15/2046	889	944
Series 2014-C17, Class A4, 3.44%, 8/15/2047	2,050	2,130
Series 2014-C17, Class C, 4.48%, 8/15/2047‡(d)	5,339	5,712
Series 2014-C18, Class B, 4.48%, 10/15/2047‡(d)	5,250	5,703
Series 2015-C24, Class A3, 3.48%, 5/15/2048	7,874	8,494
Series 2016-C31, Class B, 3.88%, 11/15/2049(d)	4,140	4,449
Morgan Stanley Capital I Series 2017-HR2, Class A2, 3.35%, 12/15/2050	4,000	4,124
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036‡(a)	6,000	6,223
PFP Ltd. (Cayman Islands) Series 2021-7, Class A, 0.95%, 4/14/2038(a)(d)	22,000	21,945
Velocity Commercial Capital Loan Trust Series 2021-1, Class A, 1.40%, 5/25/2051(a)(d)	4,838	4,843
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 1.25%, 2/15/2040(a)(d)	10,497	10,529
Series 2015-C28, Class B, 4.09%, 5/15/2048‡(d)	3,000	3,265
Series 2015-C29, Class C, 4.21%, 6/15/2048‡(d)	1,250	1,347
Series 2016-C37, Class A3, 3.70%, 12/15/2049	1,000	1,048
Series 2017-C41, Class A2, 2.59%, 11/15/2050	2,000	2,040
WFRBS Commercial Mortgage Trust
Series 2014-C25, Class AS, 3.98%, 11/15/2047	7,605	8,257

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $383,048)		383,403

MORTGAGE-BACKED SECURITIES — 3.8%
FHLMC
Pool # 611141, ARM, 2.23%, 1/1/2027(d)	12	12
Pool # 846774, ARM, 2.44%, 12/1/2027(d)	11	11
Pool # 1B2844, ARM, 1.96%, 3/1/2035(d)	62	63
Pool # 1L1380, ARM, 2.86%, 3/1/2035(d)	1,168	1,256
Pool # 1L1379, ARM, 3.02%, 10/1/2035(d)	636	649
Pool # 1G1861, ARM, 2.41%, 3/1/2036(d)	357	381
Pool # 1J1380, ARM, 2.88%, 3/1/2036(d)	395	423
Pool # 1J1313, ARM, 2.44%, 6/1/2036(d)	76	80
Pool # 1G1028, ARM, 2.77%, 7/1/2036(d)	27	28
Pool # 1N0273, ARM, 2.10%, 8/1/2036(d)	54	56
Pool # 1K0035, ARM, 2.73%, 8/1/2036(d)	287	291
Pool # 1J1393, ARM, 2.19%, 10/1/2036(d)	712	750
Pool # 1J1378, ARM, 2.01%, 11/1/2036(d)	162	171
Pool # 1N0346, ARM, 1.82%, 12/1/2036(d)	108	109
Pool # 1J1418, ARM, 2.06%, 12/1/2036(d)	74	74
Pool # 1J1467, ARM, 2.23%, 12/1/2036(d)	142	150
Pool # 1J1541, ARM, 2.23%, 1/1/2037(d)	473	492
Pool # 1J1516, ARM, 2.07%, 2/1/2037(d)	74	78
Pool # 1J1543, ARM, 2.48%, 2/1/2037(d)	48	48
Pool # 1N1458, ARM, 1.82%, 3/1/2037(d)	252	263
Pool # 1J1635, ARM, 1.95%, 3/1/2037(d)	180	190
Pool # 1J1522, ARM, 2.55%, 3/1/2037(d)	117	125

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 1Q0339, ARM, 2.22%, 4/1/2037(d)	24		26
Pool # 1Q0697, ARM, 1.82%, 5/1/2037(d)	693		722
Pool # 1J1681, ARM, 2.86%, 6/1/2037(d)	951		1,014
Pool # 1J1685, ARM, 2.86%, 6/1/2037(d)	398		403
Pool # 847871, ARM, 1.33%, 8/1/2037(d)	114		114
Pool # 1J2834, ARM, 2.52%, 8/1/2037(d)	130		138
Pool # 1B3605, ARM, 2.91%, 8/1/2037(d)	206		206
Pool # 1Q0476, ARM, 2.37%, 10/1/2037(d)	166		168
Pool # 1J2945, ARM, 2.37%, 11/1/2037(d)	54		54
Pool # 1Q0894, ARM, 2.44%, 1/1/2038(d)	353		357
Pool # 1Q0722, ARM, 2.46%, 4/1/2038(d)	318		340
FHLMC Gold Pools, 15 Year
Pool # G13621, 6.50%, 8/1/2021	—	(f)	—	(f)
Pool # J03447, 6.00%, 9/1/2021	2		2
Pool # G13821, 6.00%, 11/1/2021	3		3
Pool # G13274, 5.50%, 10/1/2023	213		221
Pool # G13301, 5.50%, 10/1/2023	798		826
Pool # J10284, 6.00%, 12/1/2023	20		20
Pool # G13433, 5.50%, 1/1/2024	103		107
Pool # J14783, 4.00%, 3/1/2026	80		85
Pool # G14643, 4.00%, 8/1/2026	101		107
Pool # G14973, 4.00%, 12/1/2028	108		117
Pool # J31731, 3.00%, 5/1/2030	558		593
FHLMC Gold Pools, 20 Year
Pool # G30262, 6.00%, 10/1/2024	61		68
Pool # G30325, 5.50%, 3/1/2027	793		884
Pool # C91261, 4.50%, 8/1/2029	158		170
Pool # C91349, 4.50%, 12/1/2030	152		166
Pool # G30565, 4.50%, 10/1/2031	331		362
Pool # G30701, 5.00%, 11/1/2031	126		142
Pool # C91388, 3.50%, 2/1/2032	3,246		3,472
Pool # C91447, 3.50%, 5/1/2032	254		272
Pool # C91449, 4.00%, 5/1/2032	1,272		1,396
Pool # C91581, 3.00%, 11/1/2032	1,260		1,333
Pool # G30669, 4.50%, 12/1/2033	1,838		2,009
Pool # C91761, 4.00%, 5/1/2034	1,209		1,322
Pool # K92617, 3.00%, 4/1/2035	5,507		5,823
Pool # C91862, 3.50%, 1/1/2036	4,608		4,955
Pool # C91880, 3.50%, 6/1/2036	2,686		2,942
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	106		119
Pool # G01665, 5.50%, 3/1/2034	2,238		2,588
Pool # G05046, 5.00%, 11/1/2036	129		148
Pool # G03073, 5.50%, 7/1/2037	1,022		1,180
Pool # G04772, 7.00%, 8/1/2038	133		156
Pool # G05798, 5.50%, 1/1/2040	256		298
Pool # G06061, 4.00%, 10/1/2040	5,168		5,676
Pool # Q06999, 4.00%, 3/1/2042	3,387		3,713
Pool # Q35618, 4.00%, 8/1/2045	3,705		4,086
Pool # G60701, 4.50%, 3/1/2046	3,630		4,071
Pool # G08729, 4.50%, 9/1/2046	848		927
Pool # Q53595, 3.50%, 1/1/2048	4,575		4,875
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	4,462		4,599
Pool # U79013, 2.50%, 4/1/2028	907		947
Pool # U79014, 2.50%, 5/1/2028	1,177		1,229
Pool # T40143, 2.50%, 7/1/2028	894		922
Pool # U79019, 3.00%, 7/1/2028	199		209
Pool # U79026, 2.50%, 9/1/2028	252		263
Pool # U49013, 3.00%, 9/1/2028	1,884		1,994

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # G20027, 10.00%, 10/1/2030	38	41
Pool # G20028, 7.50%, 12/1/2036	2,614	2,966
Pool # RE6019, 3.00%, 12/1/2049	1,172	1,205
Pool # RE6030, 3.50%, 2/1/2050	1,055	1,094
Pool # RE6028, 3.00%, 4/1/2050	728	748
Pool # RE6048, 2.50%, 5/1/2050	2,502	2,553
Pool # RE6041, 3.00%, 5/1/2050	11,058	11,373
Pool # RE6052, 3.00%, 7/1/2050	4,373	4,496
FHLMC UMBS, 15 Year
Pool # ZS8076, 4.00%, 7/1/2033	2,983	3,218
Pool # ZS8124, 4.00%, 8/1/2033	4,480	4,917
FHLMC UMBS, 20 Year Pool # ZT1674, 5.00%, 2/1/2035	6,534	7,233
FHLMC UMBS, 30 Year
Pool # ZM4070, 4.00%, 9/1/2047	6,232	6,712
Pool # ZM4714, 3.50%, 11/1/2047	3,107	3,299
FNMA
Pool # 325081, ARM, 2.72%, 10/1/2025(d)	4	4
Pool # 409902, ARM, 2.24%, 6/1/2027(d)	6	6
Pool # 52597, ARM, 2.26%, 7/1/2027(d)	2	2
Pool # 725902, ARM, 2.15%, 9/1/2034(d)	50	50
Pool # 810896, ARM, 1.76%, 1/1/2035(d)	34	35
Pool # 865095, ARM, 2.98%, 10/1/2035(d)	708	725
Pool # AD0295, ARM, 2.64%, 3/1/2036(d)	643	644
Pool # 894571, ARM, 2.85%, 3/1/2036(d)	847	905
Pool # 877009, ARM, 2.93%, 3/1/2036(d)	637	676
Pool # 895687, ARM, 1.99%, 5/1/2036(d)	91	95
Pool # 882099, ARM, 1.91%, 7/1/2036(d)	126	126
Pool # 886558, ARM, 2.40%, 8/1/2036(d)	159	167
Pool # 884722, ARM, 2.43%, 8/1/2036(d)	125	127
Pool # 745858, ARM, 2.50%, 8/1/2036(d)	74	79
Pool # 745762, ARM, 2.65%, 8/1/2036(d)	1	1
Pool # 887714, ARM, 2.67%, 8/1/2036(d)	100	101
Pool # 882241, ARM, 2.45%, 10/1/2036(d)	206	207
Pool # 870920, ARM, 2.01%, 12/1/2036(d)	21	22
Pool # AD0296, ARM, 2.07%, 12/1/2036(d)	467	467
Pool # 905593, ARM, 2.11%, 12/1/2036(d)	55	58
Pool # 905196, ARM, 2.41%, 12/1/2036(d)	19	19
Pool # 920954, ARM, 1.74%, 1/1/2037(d)	538	559
Pool # 888143, ARM, 1.93%, 1/1/2037(d)	49	52
Pool # 913984, ARM, 1.71%, 2/1/2037(d)	338	351
Pool # 910178, ARM, 2.18%, 3/1/2037(d)	445	448
Pool # 936588, ARM, 1.57%, 4/1/2037(d)	145	150
Pool # 888750, ARM, 2.08%, 4/1/2037(d)	79	83
Pool # 948208, ARM, 1.55%, 7/1/2037(d)	594	613
Pool # 888620, ARM, 1.78%, 7/1/2037(d)	84	84
Pool # 944105, ARM, 2.17%, 7/1/2037(d)	8	8
Pool # 950385, ARM, 1.19%, 8/1/2037(d)	9	10
Pool # 950382, ARM, 1.36%, 8/1/2037(d)	975	1,000
Pool # AD0081, ARM, 1.99%, 11/1/2037(d)	215	216
Pool # 952182, ARM, 2.20%, 11/1/2037(d)	275	291
Pool # 995108, ARM, 2.26%, 11/1/2037(d)	709	759
Pool # 966911, ARM, 2.13%, 12/1/2037(d)	122	129
FNMA UMBS, 10 Year Pool # MA2233, 2.50%, 4/1/2025	85	89
FNMA UMBS, 15 Year
Pool # 897937, 6.00%, 8/1/2021	6	6
Pool # 890129, 6.00%, 12/1/2021	4	4
Pool # 889094, 6.50%, 1/1/2023	68	69
Pool # 995286, 6.50%, 3/1/2023	5	5
Pool # AL0229, 5.50%, 9/1/2023	107	109
Pool # AA1035, 6.00%, 12/1/2023	30	31
Pool # AD0471, 5.50%, 1/1/2024	76	77

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # 995381, 6.00%, 1/1/2024	56		58
Pool # AE0081, 6.00%, 7/1/2024	267		278
Pool # 931730, 5.00%, 8/1/2024	102		107
Pool # AD0365, 5.50%, 9/1/2024	55		56
Pool # AD0662, 5.50%, 1/1/2025	579		602
Pool # AL2193, 5.50%, 7/1/2025	808		839
Pool # AJ5336, 3.00%, 11/1/2026	93		98
Pool # AK0971, 3.00%, 2/1/2027	86		91
Pool # AO0800, 3.00%, 4/1/2027	124		131
Pool # AP7842, 3.00%, 9/1/2027	106		113
Pool # AL3439, 4.00%, 9/1/2027	456		486
Pool # AL4307, 4.00%, 10/1/2028	840		910
Pool # AL6105, 4.00%, 12/1/2029	79		84
Pool # MA2246, 3.00%, 4/1/2030	2,154		2,290
Pool # FM4436, 4.00%, 6/1/2034	3,610		3,936
Pool # FM2989, 3.00%, 9/1/2034	12,236		12,956
FNMA UMBS, 20 Year
Pool # 253946, 7.00%, 8/1/2021	—	(f)	—	(f)
Pool # 254344, 6.50%, 6/1/2022	66		74
Pool # 745763, 6.50%, 3/1/2025	63		71
Pool # 256714, 5.50%, 5/1/2027	219		244
Pool # MA0214, 5.00%, 10/1/2029	1,033		1,145
Pool # AD5474, 5.00%, 5/1/2030	309		348
Pool # MA0534, 4.00%, 10/1/2030	152		164
Pool # AL4165, 4.50%, 1/1/2031	860		936
Pool # MA0804, 4.00%, 7/1/2031	159		172
Pool # MA0792, 4.50%, 7/1/2031	1,348		1,474
Pool # MA3894, 4.00%, 9/1/2031	209		227
Pool # 890653, 4.50%, 1/1/2032	673		732
Pool # AL5958, 4.00%, 3/1/2032	1,684		1,815
Pool # MA1037, 3.00%, 4/1/2032	1,439		1,522
Pool # AL1722, 4.50%, 4/1/2032	121		133
Pool # AB5811, 3.00%, 8/1/2032	1,999		2,113
Pool # AL7474, 3.50%, 10/1/2032	1,485		1,583
Pool # MA1270, 2.50%, 11/1/2032	835		868
Pool # AL3190, 4.00%, 12/1/2032	523		572
Pool # MA1802, 3.00%, 1/1/2034	987		1,042
Pool # AL8051, 4.00%, 5/1/2034	4,847		5,310
Pool # AL5373, 4.50%, 5/1/2034	618		677
Pool # MA2587, 3.50%, 4/1/2036	3,153		3,381
Pool # FM2477, 3.00%, 5/1/2036	4,514		4,762
Pool # AS7789, 3.00%, 8/1/2036	5,422		5,717
Pool # BM1370, 3.00%, 4/1/2037	2,717		2,853
Pool # BJ2544, 3.00%, 12/1/2037	1,962		2,054
Pool # FM2922, 3.00%, 2/1/2038	3,195		3,371
FNMA UMBS, 30 Year
Pool # 250511, 6.50%, 3/1/2026	1		1
Pool # 555889, 8.00%, 12/1/2030	16		17
Pool # 254548, 5.50%, 12/1/2032	1,196		1,380
Pool # 555458, 5.50%, 5/1/2033	2,247		2,612
Pool # AB0054, 4.50%, 12/1/2034	2,920		3,222
Pool # 735503, 6.00%, 4/1/2035	1,586		1,839
Pool # 745275, 5.00%, 2/1/2036	2,828		3,245
Pool # 889118, 5.50%, 4/1/2036	3,096		3,573
Pool # 889209, 5.00%, 5/1/2036	160		183
Pool # 745948, 6.50%, 10/1/2036	247		306
Pool # 889494, 5.50%, 1/1/2037	226		262
Pool # AD0249, 5.50%, 4/1/2037	2,185		2,522
Pool # 995024, 5.50%, 8/1/2037	338		391
Pool # 950302, 7.00%, 8/1/2037	543		655

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # 888890, 6.50%, 10/1/2037	702	838
Pool # 929005, 6.00%, 1/1/2038	507	599
Pool # 890268, 6.50%, 10/1/2038	1,233	1,435
Pool # 995149, 6.50%, 10/1/2038	769	899
Pool # AL7521, 5.00%, 6/1/2039	427	486
Pool # AC3237, 5.00%, 10/1/2039	184	211
Pool # AB2025, 5.00%, 1/1/2040	1,019	1,158
Pool # AD6431, 4.50%, 6/1/2040	239	267
Pool # AT6153, 4.00%, 2/1/2042	8,923	9,837
Pool # AK6740, 4.00%, 3/1/2042	2,204	2,453
Pool # AL2171, 4.00%, 6/1/2042	2,815	3,120
Pool # AO9370, 3.50%, 7/1/2042	3,963	4,306
Pool # AO7185, 4.00%, 9/1/2042	1,108	1,219
Pool # AB9260, 3.50%, 5/1/2043	3,443	3,719
Pool # AS1334, 4.50%, 12/1/2043	3,603	3,988
Pool # BM3560, 4.00%, 11/1/2044	1,645	1,804
Pool # FM3582, 4.00%, 11/1/2044	2,266	2,508
Pool # AL7622, 4.00%, 5/1/2045	3,440	3,759
Pool # AL7590, 3.50%, 10/1/2045	992	1,070
Pool # BM5450, 5.00%, 2/1/2049	6,094	6,787
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	60	66
FNMA, Other
Pool # AM8263, 2.42%, 4/1/2022	979	992
Pool # AB7351, 2.50%, 12/1/2027	881	926
Pool # AQ8837, 2.50%, 12/1/2027	481	502
Pool # AQ9357, 2.50%, 1/1/2028	304	313
Pool # AQ9760, 2.50%, 2/1/2028	1,491	1,567
Pool # MA1360, 2.50%, 2/1/2028	1,823	1,904
Pool # MA1557, 3.00%, 8/1/2028	332	352
Pool # BK4847, 2.50%, 4/1/2033	604	626
Pool # MA0896, 4.00%, 11/1/2041	678	713
Pool # MA1188, 3.00%, 9/1/2042	3,080	3,180
Pool # MA1349, 3.00%, 2/1/2043	2,726	2,813
Pool # MA1371, 3.00%, 3/1/2043	901	930
Pool # MA1433, 3.00%, 5/1/2043	1,166	1,203
Pool # MA1510, 4.00%, 7/1/2043	1,320	1,451
Pool # AL6167, 3.50%, 1/1/2044	1,946	2,115
Pool # BM3994, 3.50%, 1/1/2044	2,591	2,817
Pool # AL6854, 3.00%, 2/1/2044	3,447	3,686
Pool # AL7826, 3.50%, 1/1/2046	2,739	2,930
Pool # MA2621, 3.50%, 5/1/2046	867	904
Pool # MA2744, 3.50%, 9/1/2046	1,687	1,757
Pool # BH8493, 3.00%, 11/1/2047	2,762	2,841
Pool # MA3197, 3.00%, 11/1/2047	1,413	1,454
Pool # BM5053, 3.00%, 4/1/2048	977	1,004
Pool # BM6073, 3.00%, 7/1/2049	2,877	2,986
Pool # MA3876, 3.00%, 12/1/2049	5,018	5,161
Pool # MA3913, 3.00%, 1/1/2050	2,376	2,443
Pool # CA5133, 3.00%, 2/1/2050	950	971
Pool # MA3971, 3.00%, 3/1/2050	7,422	7,633
Pool # MA3997, 3.00%, 4/1/2050	976	1,003
Pool # CA5979, 3.00%, 5/1/2050	934	961
Pool # MA4029, 3.00%, 5/1/2050	958	985
Pool # MA4057, 2.50%, 6/1/2050	1,401	1,439
Pool # CA6065, 3.00%, 6/1/2050	746	767
Pool # MA4058, 3.00%, 6/1/2050	702	722
Pool # MA4108, 2.50%, 8/1/2050	1,297	1,332
GNMA I, 15 Year
Pool # 782933, 6.50%, 10/15/2023	49	50
Pool # 783929, 4.00%, 5/15/2026	122	130

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
GNMA I, 30 Year
Pool # 780010, 9.50%, 3/15/2023	—	(f)	—	(f)
Pool # 403964, 9.00%, 9/15/2024	1		1
Pool # 780831, 9.50%, 12/15/2024	2		2
Pool # 780115, 8.50%, 4/15/2025	2		2
Pool # 780965, 9.50%, 12/15/2025	—	(f)	—	(f)
Pool # 423946, 9.00%, 10/15/2026	—	(f)	—	(f)
Pool # 687926, 6.50%, 9/15/2038	1,599		1,910
Pool # 785282, 4.25%, 10/15/2040	16,054		17,925
Pool # AE7700, 3.50%, 8/15/2043	896		961
GNMA II
Pool # 8807, ARM, 2.25%, 7/20/2021(d)	—	(f)	—	(f)
Pool # 8938, ARM, 2.00%, 3/20/2022(d)	1		1
Pool # 8046, ARM, 2.25%, 9/20/2022(d)	4		4
Pool # 8746, ARM, 2.13%, 11/20/2025(d)	21		21
Pool # 8790, ARM, 2.00%, 1/20/2026(d)	9		9
Pool # 80053, ARM, 2.00%, 3/20/2027(d)	1		1
Pool # 80152, ARM, 2.00%, 1/20/2028(d)	—	(f)	—	(f)
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	86		92
Pool # 5208, 3.00%, 10/20/2026	1,377		1,439
Pool # 5277, 3.50%, 1/20/2027	269		288
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	4		4
Pool # 1989, 8.50%, 4/20/2025	4		4
Pool # 2285, 8.00%, 9/20/2026	6		7
Pool # 2499, 8.00%, 10/20/2027	2		2
Pool # 2525, 8.00%, 12/20/2027	1		1
Pool # 2646, 7.50%, 9/20/2028	3		4
Pool # 4224, 7.00%, 8/20/2038	852		1,009
Pool # 4245, 6.00%, 9/20/2038	1,039		1,185
Pool # 4247, 7.00%, 9/20/2038	1,495		1,790
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	2,475		2,533

TOTAL MORTGAGE-BACKED SECURITIES (Cost $360,629)			364,043

	Shares (000)
SHORT-TERM INVESTMENTS — 4.8%
INVESTMENT COMPANIES — 4.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(g)(h) (Cost $414,249)	414,249		414,249

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
0.05%, 7/1/2021(i)(j)	12,957		12,957
0.12%, 10/7/2021(j)	31,600		31,598

TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,544)			44,555

TOTAL SHORT-TERM INVESTMENTS (Cost $458,793)			458,804

Total Investments — 99.2% (Cost $9,352,621)			9,408,611
Other Assets Less Liabilities — 0.8%			77,437

Net Assets — 100.0%			9,486,048

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2021.
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(f)	Amount rounds to less than one thousand.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2021.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(j)	The rate shown is the effective yield as of May 31, 2021.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	10,983	09/2021	USD	2,424,326	493

Short Contracts
U.S. Treasury 5 Year Note	(11,059)	09/2021	USD	(1,369,329)	(1,145)
U.S. Treasury 10 Year Note	(938)	09/2021	USD	(123,670)	(112)
U.S. Treasury 10 Year Ultra Note	(664)	09/2021	USD	(96,124)	179
U.S. Treasury Ultra Bond	(72)	09/2021	USD	(13,307)	31

					(1,047)

					(554)

Abbreviations

USD	United States Dollar

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments.

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,054,386	$148,184	$2,202,570
Collateralized Mortgage Obligations	—	1,462,091	1,996	1,464,087
Commercial Mortgage-Backed Securities	—	312,297	71,106	383,403
Corporate Bonds	—	2,855,771	—	2,855,771
Mortgage-Backed Securities	—	364,043	—	364,043
U.S. Treasury Obligations	—	1,679,933	—	1,679,933
Short-Term Investments
Investment Companies	414,249	—	—	414,249
U.S. Treasury Obligations	—	44,555	—	44,555

Total Short-Term Investments	414,249	44,555	—	458,804

Total Investments in Securities	$414,249	$8,773,076	$221,286	$9,408,611

Appreciation in Other Financial Instruments
Futures Contracts	$703	$—	$—	$703

Depreciation in Other Financial Instruments
Futures Contracts	(1,257)	—	—	(1,257)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(554)	$—	$—	$(554)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Asset-Backed Securities	$139,458	$—	$(296)	$(43)	$25,244	$(47,620)	$34,419	$(2,978)	$148,184
Collateralized Mortgage Obligations	1,998	—	(2)	— (a)	—	—	—	—	1,996
Commercial Mortgage-Backed Securities	54,849	130	(20)	(23)	7,982	(3,140)	15,861	(4,533)	71,106

Total	$196,305	$130	$(318)	$(66)	$33,226	$(50,760)	$50,280	$(7,511)	$221,286

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $(217).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$139,913	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (18.00%)
			Constant Default Rate	0.00% - 4.80% (0.01%)
			Yield (Discount Rate of Cash Flows)	1.18% - 3.95% (2.07%)

Asset-Backed Securities	139,913

	1,996	Discounted Cash Flow	Constant Prepayment Rate	100% (100%)
			Yield (Discount Rate of Cash Flows)	1.93% (1.93%)

Collateralized Mortgage Obligation	1,996

	71,106	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.37% - 2.93% (2.19%)

Commercial Mortgage-Backed Securities	71,106

$213,015

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $8,271. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	$437,287	$1,057,465	$1,080,503	$—	$—	$414,249	414,249	$11	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.